Securities Act Registration No. 333-189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on April 28, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 32

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 33

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

10 West Market Street, Suite 2300, Indianapolis, Indiana 46204

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon, Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Global Atlantic Portfolios

Global Atlantic Motif Aging of America Portfolio

Global Atlantic Motif Real Estate Trends Portfolio

Global Atlantic Motif Technological Innovations Portfolio

Class II shares

Prospectus

April 28, 2017

Advised by:
Global Atlantic Investment Advisors, LLC

10 West Market Street
Suite 2300
Indianapolis, Indiana 46204

1-877-881-7735                                          www.globalatlantic.com

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

i

PORTFOLIO SUMMARY: Global Atlantic Motif Aging of America Portfolio

Investment Objectives: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.12%
Total Annual Portfolio Operating Expenses	1.02%

(1)  Estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$104	$325

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal period July 29, 2016 to December 31, 2016, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies: The Portfolio's sub-adviser, Motif Capital Management, Inc. ("MCM"), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, or themes. MCM also considers the short- and medium-term impact of

1

these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit as the general demographics of the United States shift towards an older population. An aging population will likely lead to an increase in the number of seniors requiring services and products to maintain their quality of life and who are dealing with one or more age-related chronic diseases. This long-term trend could affect the healthcare and housing industries and which companies will thrive and be profitable in the future.

The Portfolio invests primarily in a limited number of U.S. listed equity securities (including non-U.S. companies listed on U.S. exchanges) of companies and real estate investment trusts (REITs) that provide housing and healthcare products or services to elderly American consumers. Most of these companies are classified in the healthcare sector and more specifically within industries such as healthcare equipment and supplies, healthcare facilities and services, pharmaceuticals, and biotechnology and medical research. Housing for seniors, such as assisted living and retirement communities, are typically classified in the financials sector in the residential and commercial REITs industries.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies' historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to the aging of the population. The themes currently include, but are not limited to, assisted living, cardiovascular and diabetic care, chronic obstructive pulmonary disease, dialysis, health insurance for seniors, oncology, orthopedics and retirement communities. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in healthcare industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities and American Depositary Receipts (ADRs) of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data), and REITs. The Portfolio may invest in companies of any capitalization range. Investments are deemed to be 'non-U.S.' if: (a) an issuer's domicile or location of headquarters is in a non-U.S. country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a non-U.S. country or has at least 50% of its assets situated in a non-U.S. country; or (c) the principal trading market for a security is located in a non-U.S. country.

Although MCM selects the Portfolio's investments, the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM's investment selections and weightings and market price movements of individual investments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

2

Healthcare Concentration Risk: The Portfolio concentrates its investments in the healthcare sector. Concentration in a particular sector subjects the Portfolio to the risks associated with that sector. Companies in the healthcare sector are subject to broad government regulation and can be significantly affected by supply and demand, the need for government approval of products and services, the expiration of patents and the results of clinical trials. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the healthcare sector than portfolios investing in a broader range of sectors.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

Non-Diversification Risk: The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Thematic Investing Risk: The Portfolio's investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

3

Management: The Portfolio's investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's sub-adviser is Motif Capital Management, Inc. ("MCM").

Portfolio Manager	Title	Involved with Portfolio Since
Tuhin Ghosh, Ph.D., CFA	Chief Investment Officer of MCM	July 29, 2016
Raymond Mok, CFA, CPA	Senior Investment Associate of MCM	March 3, 2017

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company ("FLIC") for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

PORTFOLIO SUMMARY: Global Atlantic Motif Real Estate Trends Portfolio

Investment Objectives: The Portfolio seeks to provide long-term capital appreciation and income.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.12%
Total Annual Portfolio Operating Expenses	1.02%

(1)  Estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$104	$325

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal period July 29, 2016 to December 31, 2016, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies: The Portfolio's sub-adviser, Motif Capital Management, Inc. ("MCM"), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, or themes. MCM also considers the short- and medium-term impact of

5

these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit from structural shifts in demand for commercial, residential, and specialty real estate. Changing demographics, trends, and technological drivers could affect which companies will thrive and be profitable in the future. The Portfolio focuses on companies that MCM believes will likely benefit from demographic changes, urbanization, and an increased digital economy.

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a limited number of real estate-related U.S. listed equity securities of companies, including companies that are not classified in the real estate business segment, but that have secondary exposure to real estate, such as hotels, home improvement retail stores, home and office furnishing retail stores and suppliers of construction equipment and materials, among others, and real estate investment trusts (REITs) ("real estate-related securities"). While most of these real estate-related securities are classified in the real estate business segment of the financials sector, some are classified in other sectors, such as materials (e.g., suppliers of construction materials), industrials (e.g., suppliers of machinery and equipment) and consumer cyclicals (e.g., homebuilders, home improvement retail companies, home and office furnishing retail companies, hotels and resorts). Real estate-related securities that are not classified under the real estate business segment of the financials sector provide products or services that support the companies within the real estate business segment.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies' historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to evolving long-term real estate trends. The real estate themes currently include, but are not limited to, brick-and-mortar shopping, commercial spaces, digital real estate, high-density developments, home remodeling, hospitality (real estate-related companies that facilitate travel, such as hotels and travel booking companies), industrial and logistics (warehouse and distribution facilities that are linked to trade and manufacturing activities), self-storage, senior and assisted living, The American Homebuyer (construction and sales of new and existing single-family homes in the U.S.) and urban infrastructure. Digital real estate encompasses those real estate firms that provide facilities and services for digital infrastructure (e.g., data centers, e-commerce operators and mobile phone towers), and which thereby benefit from corporations' increased computing needs. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in real estate industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data), and REITs. The Portfolio may invest in companies of any capitalization range.

Although MCM selects the Portfolio's investments, the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM's investment selections and weightings and market price movements of individual investments.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

6

Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

Non-Diversification Risk: The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Real Estate Concentration Risk: The Portfolio concentrates its investments in the real estate business segment of the financials sector. Concentration in a particular business segment subjects the Portfolio to the risks associated with that business segment. Companies in the real estate business segment may be significantly affected by general local and economic conditions, interest rates and changes in government regulations. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the real estate business segment than portfolios investing in a broader range of business segments.

Real Estate Related Securities Risk: The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Investments in digital real estate are subject to rapidly changing technology trends, as well as cyclical periods of supply and demand. Companies that have secondary exposure to real estate such as home improvement retail stores may be affected by general consumer spending and the value of residential real estate.

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Thematic Investing Risk: The Portfolio's investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

7

Management: The Portfolio's investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's sub-adviser is Motif Capital Management Inc. ("MCM").

Portfolio Manager	Title	Involved with Portfolio Since
Tuhin Ghosh, Ph.D., CFA	Chief Investment Officer of MCM	July 29, 2016
Raymond Mok, CFA, CPA	Senior Investment Associate of MCM	March 3, 2017

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company ("FLIC") for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

8

PORTFOLIO SUMMARY: Global Atlantic Motif Technological Innovations Portfolio

Investment Objectives: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.11%
Total Annual Portfolio Operating Expenses	1.01%

(1)  Estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$103	$322

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal period July 29, 2016 to December 31, 2016, the Portfolio's portfolio turnover rate was 15% of the average value of its portfolio.

9

Principal Investment Strategies: The Portfolio's sub-adviser, Motif Capital Management, Inc. ("MCM"), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, or themes. MCM also considers the short- and medium-term impact of these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit from the development and adoption of new and innovative technological products and services. The development and adoption of new and innovative technologies may change the way enterprises and consumers demand and consume products and services. Changing and evolving technology could affect various industries, and determine which companies will thrive and be profitable in the future.

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a limited number of U.S. listed equity securities (including non-U.S. companies listed on U.S. exchanges) of companies and real estate investment trusts (REITs) that provide technology-related products or services or are a significant component of the supply chain that enables technology-related products or services, including companies that are not classified in the technology sector, but that have secondary exposure to technology, such as wireless telecommunication service providers, manufacturers of electrical components and medical technology and online retailers, among others ("technology-related securities"). While most of these technology-related securities are classified in the technology sector and, more specifically, within industries such as semiconductors and semiconductor equipment, communications and networking, electronic equipment and parts, computer hardware, phones and handheld devices, software and internet services, some are classified in other sectors, such as in the telecommunications (e.g., providers of wireless telecommunication services), industrials (e.g., suppliers of electronic components and equipment), healthcare (e.g., suppliers of medical equipment and technology) and consumer cyclicals (e.g., online retailers) sectors. Technology-related securities that are not classified in the technology sector either provide products or services that support the companies within the technology sector, or have business models that are largely dependent on technological advancement and innovation.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies' historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to technological innovation. The themes currently include, but are not limited to, 3D printing, big data (companies that provide software analytics and visualization tools), cyber security, cloud computing, connected cars, digital advertising, digital payments (card- and mobile-based payments), e-commerce, enterprise storage (companies that provide data management solutions), Internet of Things (IoT) (applications and utility resulting from common objects having internet connectivity), mobile computing, mobile internet (use of handheld mobile devices to access internet-based services), online gaming, online video, robotics, smart grid (enhanced industrial and utilities processes resulting from internet connectivity), social networking, Software as a Service (cloud-based software offerings with business models based on recurring subscriptions), and wearable technology. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in technology industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities and American Depositary Receipts (ADRs) of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data). The Portfolio may invest in companies of any capitalization range. Investments are deemed to be 'non-U.S.' if: (a) an issuer's domicile or location of headquarters is in a non-U.S. country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a non-U.S. country or has at least 50% of its assets situated in a non-U.S. country; or (c) the principal trading market for a security is located in a non-U.S. country.

Although MCM selects the Portfolio's investments, the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM's investment selections and weightings and market price movements of individual investments.

10

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

Non-Diversification Risk: The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

11

Technology Concentration Risk: The Portfolio concentrates its investments in the technology sector. Concentration in a particular sector subjects the Portfolio to the risks associated with that sector. Companies in the technology sector may be significantly affected by short product cycles, intense competition, rapid obsolescence and general economic conditions. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the technology sector than portfolios investing in a broader range of sectors.

Thematic Investing Risk: The Portfolio's investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Management: The Portfolio's investment adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's sub-adviser is Motif Capital Management, Inc. ("MCM").

Portfolio Manager	Title	Involved with Portfolio Since
Tuhin Ghosh, Ph.D., CFA	Chief Investment Officer of MCM	July 29, 2016
Raymond Mok, CFA, CPA	Senior Investment Associate of MCM	March 3, 2017

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser pays Forethought Life Insurance Company ("FLIC") for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

GENERAL INFORMATION ABOUT THE PORTFOLIOS, ADVISER AND SUB-ADVISER.

This Prospectus describes three Portfolios, each a series of Forethought Variable Insurance Trust, a Delaware statutory trust (the "Trust"). Global Atlantic Investment Advisors, LLC (the "Adviser") serves as each Portfolio's investment adviser, and Motif Capital Management, Inc. ("MCM") serves as the Portfolios' sub-adviser. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by separate accounts of Forethought Life Insurance Company ("FLIC").

Individual variable annuity contract holders are not "shareholders" of each Portfolio. FLIC and its separate accounts are the shareholders or investors, although it will pass through voting rights to its variable annuity contract policy holders. Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objectives, strategies and risks. The Adviser, under the supervision of the Board of Trustees, is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio's investment objectives, strategies, policies and restrictions. The Adviser may engage one or more sub-advisers to directly select securities or other instruments in which the Portfolios invest. Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objectives and style. The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

Portfolio	Investment Objectives
Global Atlantic Motif Aging of America Portfolio	The Portfolio seeks to provide long-term capital appreciation.
Global Atlantic Motif Real Estate Trends Portfolio	The Portfolio seeks to provide long-term capital appreciation and income.
Global Atlantic Motif Technological Innovations Portfolio	The Portfolio seeks to provide long-term capital appreciation.

The Portfolios' investment objectives are non-fundamental policies and may be changed without shareholder approval by the Portfolios' Board of Trustees upon 60 days' written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Investment Adviser's Investment Process. The Adviser pursues each Portfolio's investment objectives by engaging a sub-adviser to select securities and other instruments in which the Portfolios directly invest. Although MCM selects each Portfolio's investments, the Adviser is responsible for all trading and investment execution activities. With respect to each Portfolio, on at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing each Portfolio as frequently as daily based on, among other things, MCM's investment selections and weightings and market price movements of individual investments. The Adviser takes several factors into account when rebalancing the Portfolios, including cash flows and transaction costs.

The Adviser reviews each Portfolio's performance by means of comparison to standard indices, which may be changed from time to time. From time to time, due to market conditions or other warranting conditions in the judgment of the portfolio managers, investment percentages may be adjusted or investments may be added, removed, or substituted. The Adviser utilizes a "manager of managers" structure in which the Adviser retains sub-advisers to select investments for the Portfolio. The Portfolio and the Adviser were granted an exemptive order from the Securities and Exchange Commission that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval. See the "Management – Investment Adviser" section of this Prospectus for additional information regarding the Adviser's investment process.

13

Sub-Adviser's Investment Process. The Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio utilize thematic investment strategies and seek to capture the opportunities created by long-term trends relating to aging demographics, real estate and technological innovation, respectively. For each Portfolio, MCM builds sub-portfolios for each investment theme. Each sub-portfolio is designed to provide targeted exposure to a theme utilizing an investment process that includes both quantitative and fundamental techniques.

To construct the sub-portfolio for each identified theme, MCM first evaluates all U.S. listed firms to determine whether they are likely to be impacted beneficially by the theme. The publicly available regulatory filings for each firm are used to determine if its business is beneficially impacted by the investment theme. The universe of relevant companies is constructed by screening the companies using liquidity rules based on average daily traded dollar volume and market capitalization. At the next step, MCM defines an objective metric to quantify the "theme exposure" of each company (i.e., each company's relevant exposure to the theme). The metric is defined such that it can be quantified using publicly available data. For example, such a measure for a firm within the oncology theme would be the firm's revenue derived from oncological products as a fraction of the firm's total revenue. That revenue as a fraction of the firm's total revenue provides an objective metric of "theme exposure."

The next step in the construction of the sub-portfolio for a theme uses a quantitative model to determine the weight of each firm that was identified as relevant to the theme. The quantitative model uses as inputs the data collected on "theme exposure", market capitalizations, and historical price volatility for each stock. The quantitative model derives the individual weights with the objective of assigning higher weights for firms with higher "theme exposure" while at the same time attempting to limit single stock concentration and underweighting securities that have historically exhibited higher price volatility.

MCM uses a multi-factor risk model to seek to reduce single stock concentration and distribute risk among the sub-portfolio's constituents. The factors used in the MCM's proprietary multi-factor model can be grouped into seven subcategories:

1.  Valuation factors: Seek to measure whether stocks are relatively cheap or expensive.

2.  Growth factors: Seek to measure the company's growth in accounting terms.

3.  Quality factors: Seek to measure how well the management is running the firm.

4.  Security factors: Seek to measure stock's performance, yield, market value etc.

5.  Liquidity factors: Indicate how easy or difficult it is to trade shares of the firm.

6.  Financial Risk factors: Seek to measure the company's ability to meet its obligations.

7.  Sector membership: Represents the common risks associated with a specific sector, such as health care, real estate or technology.

These factors have been found to explain variations in stock returns over time but also exhibit relationships with stock returns that are relatively stable and persistent.

The applicable sub-portfolios for each theme are then combined within a Portfolio using objective measures of the following metrics:

•  Valuation: The "Valuation" metric attempts to favor themes or sub-portfolios where the constituent securities in aggregate appear cheaper relative to their fundamentals.

•  Momentum: The "Momentum" metric attempts to favor themes or sub-portfolios where the constituent securities in aggregate appear to exhibit a positive drift in prices.

•  Volatility: The "Volatility" metric attempts to favor themes or sub-portfolios where the constituent securities in aggregate appear to exhibit lower dispersion in historical returns.

14

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objectives. Each Portfolio's share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios. Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio's Portfolio Summary section of its Prospectus.

Depositary Receipts Risk. (All Portfolios except the Global Atlantic Motif Real Estate Trends Portfolio) The Portfolios may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Portfolios may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Equity Risk. The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests or to which it has exposure. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Investment Risk. (All Portfolios except the Global Atlantic Motif Real Estate Trends Portfolio) Investing in foreign securities involves risks not typically associated with investing in securities or companies organized and operated in the United States that can increase the chances that a Portfolio will lose money. Such risks include adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Healthcare Concentration Risk. (Global Atlantic Motif Aging of America Portfolio only) The Portfolio concentrates its investments in the healthcare sector, which includes industries such as healthcare equipment and supplies, healthcare facilities and services, pharmaceuticals and biotechnology and medical research. Concentration in a particular sector subjects the Portfolio to the risks associated with that sector. Companies in the healthcare sector are subject to broad government regulation and can be significantly affected by supply and demand, the need for government approval of products and services, the expiration of patents and the results of clinical trials. Products and services can quickly become obsolete. Health care services in particular can be affected by government reimbursement for medical expenses via Medicare and Medicaid and also by the rising costs of medical products and services. In addition, the Trump administration's emphasis on repealing and/or replacing the 2010 Patient Protection and Affordable Care Act may increase uncertainty, volatility and risk of loss with respect to investments in the healthcare sector. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the healthcare sector than portfolios investing in a broader range of sectors.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Cap Risk. Large cap stocks tend to go in and out of favor based on market and economic conditions. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. During a period when large cap stocks fall behind other types of investments, a Portfolio's performance may also lag those investments.

Limited History of Operations Risk. Each Portfolio has a limited history of operations. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser's management of individual and institutional accounts.

15

Management Risk. Each Portfolio is subject to the risk that the methods and analyses employed may not produce the desired results. In addition, each Portfolio is subject to the risk that the sub-adviser's judgments about the Portfolio's investments may prove to be incorrect and may not produce the desired results. Any of these activities could cause a Portfolio to lose value or its investment results to lag relevant benchmarks or other mutual funds with similar objectives. In addition, each Portfolio is subject to the risk that the sub-adviser's respective methods and analyses employed may not produce the desired results.

Market Risk. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

The Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which the Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult. Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economic and financial markets around the world are becoming increasingly interconnected. As a result, whether or not the Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

Mid Cap Risk. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

Newer Issuer Risk. Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies. These companies may have limited product lines, markets of financial resources, or they may be dependent on a limited management group.

Non-Diversification Risk. Each Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. In contrast, a diversified fund invests its assets in a much larger number of issuers, reducing the likelihood that adversely affected issuers will impact a portfolio's performance. Each Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer due to the amount of assets tied to a small number of issuers.

16

Quantitative Investing Risk. Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for the Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Real Estate Concentration Risk. (Global Atlantic Motif Real Estate Trends Portfolio only) The Portfolio concentrates its investments in the real estate business segment of the financials sector, which includes groups of industries such as real estate operations and residential and commercial REITs. Concentration in a particular business segment subjects the Portfolio to the risks associated with that business segment. Companies in the real estate business segment may be significantly affected by general local and economic conditions, interest rates and changes in government regulations. For example, changes in zoning laws or property taxes, as well as environmental factors and increased competition could all impact the value of real estate investments. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the real estate business segment than portfolios investing in a broader range of business segments.

Real Estate Related Securities Risk. (Global Atlantic Motif Real Estate Trends Portfolio only) The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Portfolio's real estate related investments are concentrated in one geographic area or in one property type, the Portfolio will be particularly subject to the risks associated with that area or property type. Many issuers of real estate related securities are highly leveraged, which increases the risk to holders of such securities. Investments in digital real estate are subject to rapidly changing technology trends, including on-site versus off-site network infrastructure trends, as well as cyclical periods of supply and demand. Companies that have secondary exposure to real estate such as home improvement retail stores may be affected by changing demographics, general consumer spending, weather conditions and the value of residential real estate.

REIT Investment Risk. Investments in REITs involve unique risks in addition to the risks facing real-estate related securities, such as a decline in property values due to increased vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small Cap Risk. The securities of small capitalization companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may not pay dividends.

Technology Concentration Risk. (Global Atlantic Motif Technological Innovations Portfolio only) The Portfolio concentrates its investments in the technology sector, which includes industries such as semiconductors and semiconductor equipment, communications and networking, electronic equipment and parts, computer hardware, phones and handheld devices, software and internet services. Concentration in a particular sector subjects the Portfolio to the risks associated with that sector. Companies in the technology sector may be significantly affected by short product cycles, intense competition, rapid obsolescence and general economic conditions. Companies in the technology sector may face special risks that their products and services may not prove to be commercially successful and can also be affected by the ability to attract and retain skilled employees. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the technology sector than portfolios investing in a broader range of sectors.

Thematic Investing Risk. Each Portfolio's investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes. Failure to correctly identify themes or the failure of a theme to develop in the manner expected by the sub-

17

adviser may result from many causes, including government or other opposition to certain themes, incorrect or incomplete demographic or economic data, and/or social and political changes and natural disasters. In addition, certain themes may go in and out of favor, which could cause a Portfolio to underperform or fail to meet its investment objectives.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. Depending on prevailing market conditions, each Portfolio may be invested in these instruments for extended periods. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objectives will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds' advisory and operational fees. A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Portfolios' policies regarding the release of portfolio holdings information is available in the Portfolios' Statement of Additional Information.

CYBERSECURITY

The computer systems, networks and devices used by the Portfolios and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolios and their service providers, systems, networks, or devices potentially can be breached. The Portfolios and their shareholders could be negatively impacted as a result of a cybersecurity breach or a cybersecurity breakdown of the Portfolios' or their service providers' systems.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolios' business operations, potentially resulting in financial losses; interference with the Portfolios' ability to calculate their NAV; impediments to trading; the inability of the Portfolios, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Although the Portfolios and their service providers may have established business continuity plans and systems designed to reduce the risks or adverse effects associated with cyber attacks, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Portfolios engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds' shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC, located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204, serves as investment adviser to the Global Atlantic Portfolios. Subject to the oversight of the Portfolios' Board of Trustees,

18

the Adviser is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio's investment objectives, strategies, policies and restrictions. The Adviser has the responsibility, subject to oversight by the Board of Trustees, for the selection and oversight of the Portfolios' sub-adviser, including recommending for the Board's consideration the termination and replacement of any sub-adviser. The Portfolios' sub-adviser is responsible for selecting the Portfolios' investments, but the Adviser is responsible for all trading and investment execution activities. As part of its ongoing oversight of each Portfolio's sub-adviser, the Adviser is responsible for monitoring the sub-adviser's performance and adherence to each Portfolio's investment objectives, strategies, policies and restrictions as well as the sub-adviser's compliance and operational matters. The Adviser is also responsible for voting proxies with respect to the Portfolios' investments.

The Adviser is also responsible for overseeing the administration of the affairs of the Portfolios by various service providers, including, but not limited to, (i) financial administrative services related to the preparation of shareholder reports, evaluation of internal financial controls and the preparation and filing of periodic financial reporting regulatory documentation, (ii) compliance, legal and other regulatory services, and (iii) certain tax services related to the calculation of distributions, the preparation of tax disclosures, tax returns and shareholder reporting.

The Adviser and the Portfolios were granted an exemptive order from the Securities and Exchange Commission that allows the Adviser to hire a new sub-adviser or sub-advisers and/or change a sub-adviser or sub-advisers without shareholder approval. The Adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee each sub-adviser and recommend its hiring, termination and replacement. Within 90 days after hiring any new sub-adviser, the applicable contract holders will receive information about the new sub-advisory relationship.

The Adviser registered with the SEC as an investment adviser in 2013. The Adviser is a wholly-owned subsidiary of Forethought Financial Group, Inc. Forethought Financial Group, Inc. is an indirect, wholly-owned subsidiary of Global Atlantic Financial Group.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements and sub-advisory agreements with respect to each Portfolio contained in this prospectus is available in the Portfolios' annual report for the fiscal year ended December 31, 2016.

For each Portfolio, the table below shows the annual advisory fee as a percentage of average daily net assets that the Adviser is entitled to receive, on a monthly basis, pursuant to the investment advisory agreement.

Portfolio	Advisory Fee
Global Atlantic Motif Aging of America Portfolio	0.650% on first $100 million 0.600% on next $150 million 0.550% on next $250 million 0.500% over $500 million
Global Atlantic Motif Real Estate Trends Portfolio	0.650% on first $100 million 0.600% on next $150 million 0.550% on next $250 million 0.500% over $500 million
Global Atlantic Motif Technological Innovations Portfolio	0.650% on first $100 million 0.600% on next $150 million 0.550% on next $250 million 0.500% over $500 million

The Portfolios' Adviser has contractually agreed to waive its advisory fees and to reimburse Portfolio expenses at least until April 30, 2018 so that the total annual operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) of a Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares. The expense reimbursement is subject to possible recoupment from the Portfolios in future years on a

19

rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment.

Portfolio	Expense Limit – Class II
Global Atlantic Motif Aging of America Portfolio	1.22%
Global Atlantic Motif Technological Innovations Portfolio	1.22%
Global Atlantic Motif Real Estate Trends Portfolio	1.22%

This agreement may be terminated only by the Portfolios' Board of Trustees, on 60 days' written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Portfolios' expenses and boost their performance.

SUB-ADVISER

Motif Capital Management, Inc. ("MCM") is a registered investment advisor organized in the state of Delaware. MCM had approximately $176.1 million in assets under management as of December 31, 2016. MCM is located at 2 East 3rd Avenue, San Mateo, CA 94401. The sub-adviser shall be paid by the Adviser, not the Portfolios.

PORTFOLIO MANAGERS

Tuhin Ghosh, PhD, CFA, Chief Investment Officer of MCM

Mr. Ghosh has been a portfolio manager of the Portfolios since their inception. Mr. Ghosh serves as MCM's Chief Investment Officer and has been with MCM's parent company, Motif Investing Inc. ("Motif"), since 2011. At MCM, he oversees investment strategy and leads all aspects of the research process from fundamental idea generation, development of the quantitative framework, portfolio construction, and risk management. Prior to joining Motif, Mr. Ghosh led the development of algorithmic trading strategies for index and commodity futures and ETFs at Ronin Capital, LLC. Prior to that, he was a Quant Strategist within a long-short quant fund at Barclays Global Investors (now BlackRock) where he worked on the development and testing of short horizon alpha signals. Mr. Ghosh holds a Ph.D. in Engineering from Rensselaer Polytechnic Institute (Troy, NY) and a Bachelor's degree in Engineering from the Indian Institute of Technology (IIT), Delhi. He is a Chartered Financial Analyst (CFA) Charterholder and also holds the Series 7, 24, and 63 licenses.

Raymond Mok, CFA, CPA, Senior Investment Associate of MCM

Mr. Mok has been a portfolio manager of the Portfolios since March 2017. Mr. Mok joined Motif in 2015 and serves as lead analyst, managing the fundamental research process, and top-down macroeconomic and thematic research for MCM. He also leads fundamental idea generation, portfolio construction, and risk management for the development of MCM's thematic investment strategies. Prior to joining Motif, Mr. Mok was a research analyst at Spot Trading LLC, a proprietary trading firm in Chicago, developing fundamental and event-driven trading strategies. Prior to that he was a research analyst at Riversville Capital LLC, a registered investment advisor based in New York, that managed a multi-billion dollar investment portfolio. He was primarily responsible for conducting fundamental, bottom-up research for U.S. and international equity, real estate, and commodity portfolios. Mr. Mok holds Bachelor of Science degrees in Accounting and Finance and graduated with Highest Honors from the University of Illinois Urbana-Champaign. He is a Chartered Financial Analyst (CFA) charterholder, a licensed Certified Public Accountant (CPA), and holds the Series 56 and 63 licenses.

The Portfolios' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolios.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding, on a per-class basis ((Asset minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year's

20

Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the per-class expenses and fees of a Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily. The determination of NAV of a Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio's securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's holdings may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the Adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the Adviser may need to price the security using the Portfolio's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of a Portfolio's assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio's net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Portfolio's NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company ("FLIC"). You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in a Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio. The Portfolios do not issue share certificates. Separate accounts

21

may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Orders are Processed. Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by FLIC, in good order. All requests received in good order, which typically requires an account number and other identifying information, before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. FLIC is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by FLIC to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, FLIC may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). If so qualified, a Portfolio generally is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains to the separate accounts.

Generally, owners of variable annuity contracts are not taxed currently on income or gains by the separate accounts realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of FLIC. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts may be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is

22

treated as a separate issuer. If a Portfolio does not satisfy the section 817(h) requirements, income on the variable annuity contracts may become currently taxable to the contract holders. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable annuity contracts.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing. Frequent trading into and out of a Portfolio can harm contract holders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term contract holders. Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that contract holders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolios nor the Adviser, nor sub-adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may request that FLIC also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable annuity contract, the Portfolio is not able to identify market timing transactions by individual variable annuity contract. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable annuity contracts or according to the insurance company's administrative policies. Each Portfolio has entered into an information sharing agreement with the insurance company. Under this agreement, the insurance company is obligated to (i) furnish each Portfolio, upon its request, with information regarding contract holder trading activities in shares of the Portfolio; and (ii) restrict or prohibit further purchases of a Portfolio's shares by a contract holder that has been identified by the Portfolio as having engaged in transactions that violate the Portfolio's policies.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy owner or any other persons. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that a Portfolio will be able to do so. In addition, the right of an owner of a variable annuity product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts limit the number of transfers that a contract owner may make among the available

23

investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities. Variable annuity contract holders should consult the prospectus for their variable annuity contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

DISTRIBUTOR

Northern Lights Distributors, LLC ("Northern Lights") is the distributor for the shares of the Portfolios. Northern Lights is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Portfolios are offered on a continuous basis.

DISTRIBUTION FEES

Each Portfolio has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of shares of each Portfolio. Shareholders of a Portfolio pay annual 12b-1 expenses of up to 0.25%. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio's shares to other than current contract holders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

The Portfolios' distributor, its affiliates, and the Portfolios' Adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to Forethought Life Insurance Company ("FLIC") for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing FLIC and your salesperson to recommend a variable contract and the Portfolio over another investment. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and FLIC management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where FLIC provides shareholder services to Portfolio contract holders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

HOUSEHOLDING

To reduce expenses, the Portfolios mail only one copy of the Summary Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-877-881-7735 on days the Portfolios are open for business or contact your financial institution. The Portfolios will begin sending you individual copies thirty days after receiving your request.

24

VOTING AND MEETINGS

FLIC, as issuer of your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote shares, including those held directly by the insurance company and its affiliates, on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable annuity contract owners would be able to determine the outcome of a matter. Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

25

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information for each Portfolio has been derived from the financial statements audited by RSM US LLP, whose report, along with the Portfolios' financial statements, is included in the Portfolios' December 31, 2016 annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

Global Atlantic Motif Aging of America Portfolio

Selected data based on a share outstanding throughout the period indicated.

Class II Shares
Period Ended December 31, 2016(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(b)(c)	0.02
Net realized and unrealized loss on investments	(0.68)
Total income from investment operations	(0.66)
Net asset value, end of period	$9.34
Total return(d)	(6.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$93
Ratio of net expenses to average net assets(e)(f)	1.02%
Ratio of net investment income to average net assets(c)(e)(f)	0.51%
Portfolio turnover rate(g)	22%

(a)  Global Atlantic Motif Aging of America Portfolio commenced operations on July 29, 2016.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

26

Global Atlantic Motif Real Estate Trends Portfolio

Selected data based on a share outstanding throughout the period indicated.

Class II Shares
Period Ended December 31, 2016(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(b)(c)	0.06
Net realized and unrealized loss on investments	(0.78)
Total income from investment operations	(0.72)
Net asset value, end of period	$9.28
Total return(d)	(7.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$93
Ratio of net expenses to average net assets(e)(f)	1.02%
Ratio of net investment income to average net assets(c)(e)(f)	1.56%
Portfolio turnover rate(g)	8%

(a)  Global Atlantic Motif Real Estate Trends Portfolio commenced operations on July 29, 2016.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

27

Global Atlantic Motif Technological Innovations Portfolio

Selected data based on a share outstanding throughout the period indicated.

Class II Shares
Period Ended December 31, 2016(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss(b)(c)	(0.03)
Net realized and unrealized loss on investments	(0.03)
Total income from investment operations	(0.06)
Net asset value, end of period	$9.94
Total return(d)	(0.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$99
Ratio of net expenses to average net assets(e)(f)	1.01%
Ratio of net investment loss to average net assets(c)(e)(f)	(0.59)%
Portfolio turnover rate(g)	15%

(a)  Global Atlantic Motif Technological Innovations Portfolio commenced operations on July 29, 2016.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

28

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

n Social Security number and wire transfer instructions
n account transactions and transaction history
n investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you.	No	We don't share

29

QUESTIONS?

Call 1-402-493-4603

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

n open an account or deposit money
n direct us to buy securities or direct us to sell your securities
n seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

n sharing for affiliates' everyday business purposes – information about your creditworthiness.
n affiliates from using your information to market to you.
n sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. n Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

n Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. n Forethought Variable Insurance Trust does not jointly market.

30

Adviser	Global Atlantic Investment Advisors, LLC 10 West Market Street, Suite 2300 Indianapolis, Indiana 46204	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, Nebraska 68130
Sub-Adviser	Motif Capital Management, Inc. 2 East 3rd Avenue, San Mateo, CA, 944012	Administrator, Transfer Agent and Fund Accountant	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Custodian	MUFG Union Bank, N.A. 400 California Street San Francisco, CA 94104	Independent Registered Public Accounting Firm	RSM US LLP 555 Seventeenth Street, Suite 1000 Denver, Colorado 80202
Legal Counsel	Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110

Additional information about the Portfolios is included in the Portfolios' Statement of Additional Information dated April 28, 2017 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust's policies and management. Additional information about the Portfolios' investments will also be available in the Portfolios' Annual and Semi-Annual Reports to Shareholders. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the fiscal period July 29, 2016 to December 31, 2016.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Portfolios by calling the Portfolios (toll-free) at 1-877-881-7735, or by writing to:

Global Atlantic Portfolios

c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, Nebraska 68130

Information is also available at www.globalatlantic.com.

You may review and obtain copies of the Portfolios' information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22865

31

Statement of Additional Information

April 28, 2017

Global Atlantic Motif Aging of America Portfolio

Global Atlantic Motif Real Estate Trends Portfolio

Global Atlantic Motif Technological Innovations Portfolio

Class II shares

Each a series of the Forethought Variable Insurance Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus of the Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio (individually a “Portfolio,” collectively the “Portfolios”) dated April 28, 2017. The Prospectus may be obtained without charge by contacting the Portfolios’ Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, or by calling 1-877-881-7735.

i

THE PORTFOLIOS

The Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) comprise three series of Forethought Variable Insurance Trust, a Delaware statutory trust organized on June 17, 2013 (the “Trust”). Each Portfolio is managed by Global Atlantic Investment Advisors, LLC (the “Adviser”).  Each Portfolio is sub-advised by Motif Capital Management, Inc. (“MCM” or the “Sub-Adviser”).

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest in one or more classes.  All shares of a Portfolio have equal rights and privileges.  Each share of a Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of a Portfolio is entitled to participate equally with other shares on a per class basis (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation of its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Portfolios are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolios’ investment objectives, restrictions and policies are more fully described here and in the Portfolios’ Prospectus.  The Board may organize other series and offer shares of a new fund under the Trust at any time.  The Portfolios are non-diversified series of the Trust.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the federal securities laws.

The Portfolios’ shares are only offered on a continuous basis to Forethought Life Insurance Company variable annuity insurance contracts (“Contracts”).

For a description of the methods used to determine the share price and value of the Portfolios’ assets, see “How Shares are Priced” in the Portfolios’ Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

The Prospectus and this SAI do not purport to create any contractual obligations between the Trust or the Portfolios and their respective beneficial owners. Further, beneficial owners are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Portfolios, including contracts with the Adviser or other parties who provide services to the Portfolios.

TYPES OF INVESTMENTS

The investment objective of each Portfolio and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Prospectus.  Each Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Portfolio.

The following pages contain more detailed information about the types of instruments in which a Portfolio may invest provided the investments are consistent with the Portfolio’s investment objectives and policies.

Equity Securities

General. Equity securities in which a Portfolio may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options, and rights or equity interests in trusts, partnerships, joint ventures or similar enterprises.  The Portfolios may also invest in ETFs and other investment companies that hold a portfolio of equity securities. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies

1

compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Small Capitalization Securities.  A Portfolio may invest in equity securities of companies with smaller market capitalizations. Small capitalization securities are often less marketable than securities of larger or more well-established companies because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. In addition, small market capitalization stocks are subject to increased price volatility and may be more vulnerable to adverse business and economic developments.

Depositary Receipts.  Many securities of foreign issuers are represented by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) (collectively, depositary receipts). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts and generally bears the costs of the facility. In unsponsored programs, the issuer may not be directly involved in the creation of the program and holders generally bear the costs of the facility. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. An unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Portfolio’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Portfolio will be exposed to additional credit risk.  Many of the risks described below regarding foreign securities apply to investments in depositary receipts.

Foreign Securities

General.  The Portfolios may invest directly in foreign securities and in ETFs and other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as

2

compared to dividends and interest paid to the Portfolios by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Portfolios held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent a Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolios’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which a Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

In a June 2016 referendum, citizens of the United Kingdom (“UK”) voted to leave the European Union (the “EU”). It is expected that the UK will formally withdraw from the EU, a process that may take up to two years once formally initiated. There is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences, precise time frame and financial market reaction. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK vote to leave the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. It may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio’s investments economically tied to the UK or EU.

Investment Companies

General.  A Portfolio may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and ETFs (also referred to as “Underlying Funds”). The 1940 Act generally provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”); and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser or the Sub-Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of each Portfolio and its Adviser and the Sub-Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose.  Because other investment companies employ an investment adviser, such investments by a Portfolio may cause shareholders to indirectly bear fees charged by the Underlying Funds.

Debt Securities

The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall.  Securities with longer maturities and mortgage-related securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks.  The longer the maturity of the security, the greater the impact a change in interest

3

rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative and during such periods a Portfolio may not be able to maintain a positive yield or yields on par with historical levels.

Income Risk.  Because a Portfolio can only distribute what it earns, a Portfolio’s distributions to shareholders may decline when prevailing interest rates fall or when the Portfolio experiences defaults on debt securities.

Credit Risk.  Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk.  The Portfolios are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolios (such as mortgage-backed securities) later than expected.  This may happen when there is a rise in interest rates.  These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk.  Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates.  One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.  These prepayments would have to be reinvested at lower rates.  As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.  Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates.  Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolios.

At times, some of the mortgage-backed securities in which the Portfolios may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value.  Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolios to experience a loss equal to any unamortized premium.

Negative Interest Rates.  As of the date of this SAI, certain European countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. Negative interest rates may become more prevalent among foreign (non-U.S.) issuers, and potentially within the U.S. These market conditions may increase a Portfolio’s exposures to the risks associated with rising interest rates. To the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including a Portfolio, to seek fixed-income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit a Portfolio’s ability to locate fixed-income instruments containing the desired risk/return profile.

4

Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility and potential illiquidity.

Certificates of Deposit and Bankers’ Acceptances.  The Portfolios may invest in certificates of deposit, including floating and variable rate certificates of deposit, and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity. The full amount of the Portfolios’ investment in certificates of deposit may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper.  The Portfolios may purchase commercial paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Insured Bank Obligations.  The Portfolios may invest in insured bank obligations.  The FDIC insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000.  The Portfolios may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations.  These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds.  Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.  The Portfolios may also invest in Treasury Inflation-Protected Securities (“TIPS”).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The value of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”).  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Securities.  These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). In September 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (the “FHFA”).  At the same time the U.S.  Treasury Department and the FHFA announced that they would take steps to support the conservatorship and enhance each organization’s ability to meet its financial obligations.  There can be no assurance that the U.S. government will continue to support Fannie Mae and Freddie Mac.

5

Government-related guarantors (i.e., not backed by the full faith and credit of the United States government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Real Estate Securities

A Portfolio may gain exposure to the real estate sector by investing in real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, certain REITs may provide exposure to subprime loans. Because subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments of their loans, these loans have, in many cases, had higher default rates. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Repurchase Agreements

The Portfolios may enter into repurchase agreements.  In a repurchase agreement, an investor purchases a security (known as the “underlying security”) from a securities dealer or bank.  At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date.  The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase.  In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities.  Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price.  Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

6

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolios to invest excess cash or as part of a temporary defensive strategy.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying security and losses.  These losses could result from: (a) possible declines in the value of the underlying security while the Portfolio is seeking to enforce its rights under a repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Lending Portfolio Securities

For the purpose of achieving income, a Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents (cash, U.S. government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, a Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Portfolios may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements.  While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro-rata portion of such money market funds’ advisory fees and operational fees.  A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Operational Risks

An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  In particular, these errors or failures as well as other technological issues may adversely affect the Portfolios’ ability to calculate their NAVs in a timely manner, including over an extended period. While the Portfolios seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Portfolio.  In addition, as the use of technology increases, a Portfolio may be more susceptible to operational risks through breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or operational capacity.  As a result, a Portfolio may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Portfolio’s third party service providers or issuers in which a Portfolio invests may also subject a Portfolio to many of the same risks associated with direct cyber security breaches.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of a Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

Liquidation of Portfolios

The Board may determine to close and liquidate a Portfolio at any time. A beneficial owner of a liquidating Portfolio will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the beneficial owner (such as

7

portfolio expenses), and the liquidating distribution may be less than the original investment. The timing of any liquidation may not be favorable to certain beneficial owners.

Regulation as a Commodity Pool Operator

The Adviser, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to each Portfolio’s operations.  Accordingly, the Portfolios will not be subject to registration or regulation as commodity pools under the CEA.  The Adviser is not currently deemed to be a CPO with respect to its service as investment adviser to these Portfolios.  To the extent that these Portfolios are, or become, no longer eligible to claim an exclusion from CFTC regulation, these Portfolios may consider steps necessary to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation .

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the relevant Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law and any borrowings that exceed the 300% requirement discussed below will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with such requirement.

Unless otherwise indicated, all fundamental and non-fundamental investment restrictions apply on a Portfolio-by-Portfolio basis.

1.             Borrowing Money.  A Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2.             Senior Securities.  A Portfolio will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.             Underwriting.  A Portfolio will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolios may be deemed an underwriter under certain federal securities laws.

4.             Real Estate.  A Portfolio will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.             Commodities.  A Portfolio will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, swaps or other financial instruments, from investing in securities or other instruments backed by

8

commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.             Loans.  A Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.             Concentration.  A Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries or invest 25% or more of its total assets in any investment company that so concentrates, except that: (i) the Global Atlantic Motif Aging of America Portfolio will invest 25% or more of its total assets in health care industries; (ii) the Global Atlantic Motif Real Estate Trends Portfolio will invest 25% or more of its total assets in real estate industries; and (iii) the Global Atlantic Motif Technological Innovations Portfolio will invest 25% or more of its total assets in technology industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. This limitation is also not applicable to securities of other investment companies.

With respect to investment restriction 6, a Portfolio is not restricted from holding loans as collateral or otherwise owning loans for investment purposes so long as the Portfolio abides by its investment objectives, investment restrictions and all 1940 Act requirements.

With respect to the final sentence of investment restriction 7, investments in other investment companies shall not be considered an investment in any particular industry.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF EACH PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

8.             Pledging.  A Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

9.             Borrowing.  A Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

10.          Margin Purchases.  A Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolios for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

11.          Illiquid Investments.  A Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider taking means to reduce its holdings of illiquid securities back down to 15% or less.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolios’ portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of the Portfolios’ shareholders.

9

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, each Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Each Portfolio will post to www.geminifund.com/GlobalAtlanticDocuments, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio’s portfolio holdings will remain available on the website noted above at least until the next monthly update.

Under limited circumstances, as described below, the Portfolios’ holdings may be disclosed to, or known by, certain third parties in advance of their website posting or filing with the SEC on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and is prohibited from entering personal securities transactions based on the information obtained. Neither the Portfolios nor the Adviser receives any compensation or consideration in exchange for the receipt of portfolio holdings information.

•                  The Adviser or Sub-Adviser.  Personnel of the Adviser or Sub-Adviser, including personnel responsible for managing the Portfolios’ investment portfolios, may have full daily access to the Portfolios’ investment holdings since that information is necessary in order for the Adviser or Sub-Adviser to provide management, administrative, and investment services to the Portfolios.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, the Adviser’s or Sub-Adviser’s personnel may also release and discuss certain portfolio holdings with various broker-dealers and other trading intermediaries.

•                  Gemini Fund Services, LLC is the administrator, fund accountant and transfer agent for each Portfolio; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

•                  MUFG Union Bank, N.A. MUFG Union Bank, N.A. is the custodian for each Portfolio; therefore, its personnel have full daily access to each Portfolio’s holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

•                  RSM US LLP. RSM US LLP is the Portfolios’ registered independent public accounting firm; therefore, its personnel have access to the Portfolios’ holdings in connection with auditing of the Portfolios’ financial statements and providing other audit, tax and related services to the Portfolios.

•                  Dechert LLP.  Dechert LLP is counsel to the Portfolios; therefore, its personnel have access to the Portfolios’ holdings in connection with the review of the Portfolios’ annual and semi-annual shareholder reports and SEC filings and in order to provide other agreed-upon services to the Trust.

•                  Forethought Life Insurance Company. The Portfolios are sold exclusively to insurance company separate accounts of Forethought Life Insurance Company.  The insurance company may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.

•                  Rating Agencies.  The Portfolios may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg in order to facilitate such rating agencies’ review of the Portfolios.

10

•                  Global Atlantic Financial Group Limited.  Global Atlantic Financial Group Limited is the ultimate parent company of the Adviser and may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.

•                  Bloomberg L.P.  The Portfolios make portfolio holdings information available to Bloomberg L.P. to facilitate the receipt of portfolio and risk analytics for each of the Portfolios.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolios from the potential misuse of holdings information by individuals or firms in possession of that information.

The Administrator shall review initial registration statements and post-effective amendments to ensure that the disclosure referenced above is included in the Portfolios’ prospectus and continues to be accurate.  The process shall be subject to review by the Chief Compliance Officer.

MANAGEMENT

Board Leadership Structure

The business of the Trust is managed under the direction of the Board in accordance with the Amended and Restated Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents, the Trustees shall elect officers including a President, a Secretary, a Treasurer and a Chief Compliance Officer.  The Board has delegated day-to-day management of the affairs of the Trust to the Adviser and other service providers, but oversees the Trust’s operations and retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Board meets regularly, generally at least 4 times each year, and will also hold special meetings to address matters arising between regular meetings. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Robert M. Arena, Jr. has served as the Chairman of the Board since the Trust was organized in 2013.  Under the Trust’s Governing Documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including, generally, (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Mark Garbin serves as the lead independent trustee of the Trust (“Lead Independent Trustee”).  The Lead Independent Trustee’s responsibilities include (a) liaising with management and the other Independent Trustees regarding various issues, (b) liaising with management on the meeting agenda prior to each Board meeting, (c) serving as chair of meetings of the Independent Trustees and coordinating any communication or follow up arising therefrom, (d) liaising with counsel on the Independent Trustees’ request for information in connection with the Board’s annual consideration of the renewal of advisory and sub-advisory contracts, (e) reviewing the annual Board self-assessment materials and (f) liaising and communicating with counsel, service providers and others on behalf of the Independent Trustees.

The Board has established three standing committees to facilitate the Board’s oversight of the management of the Trust: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. Each Committee is chaired by an Independent Trustee.  Specifically, Joseph E. Breslin, Mitchell E. Appel and Mark Garbin serve as chair of the Audit Committee, Nominating and Governance Committee and Valuation Committee, respectively. The Board may establish other committees from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. Additional information regarding the Committees is included below.

The Trust believes that the Chairman, Lead Independent Trustee and the independent chairs of each Committee, and, as an entity, the full Board, provides effective leadership that is in the best interests of the Trust, its Portfolios and their shareholders.  The Trust’s leadership structure is appropriate because it allows the Trustees to effectively oversee the Trust.

11

Board Risk Oversight

The Board of Trustees is comprised of Mr. Arena and Kathleen Redgate and three Independent Trustees with a standing independent Audit Committee with a separate chair.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including their: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Below is a brief description of the individual merits of each Trustee that contributed to the Board’s conclusion that the individual should serve on the Board.  No one factor is determinative in assessing a Trustee’s qualifications. For additional information regarding each Trustee, please see the “Trustees and Officers” section.

Independent Trustees

Mitchell E. Appel:  Mr. Appel has significant business experience in the financial services industry.  He has served in a variety of executive positions with asset management firms and serves as a director to other mutual funds.

Joseph E. Breslin:  Mr. Breslin is an investment management consultant with significant experience as a financial services executive. He has served as the chief operating officer or general counsel of several registered investment advisers and serves on other fund boards.  The Board has determined that his qualifications and experience make him an “audit committee financial expert.”

Mark Garbin:  Mr. Garbin is an investment consultant with significant experience as a capital markets and asset management executive.  He has experience in valuation and risk management matters and serves on other mutual fund boards.

Interested Trustees:

Robert M. Arena, Jr.:  Mr. Arena serves as Managing Director and Head of Life and Retirement and Life, Global Atlantic Financial Company and has extensive experience in the financial services industry. He has served in senior management positions focused in annuity and asset management businesses.

Kathleen Redgate:  Ms. Redgate serves as Chief Administrative Officer of Global Atlantic Financial Group Limited.  She has significant business and operational experience in the financial services industry.

Trustees and Officers

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Global Atlantic Investment Advisors, LLC, 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204.

12

Independent Trustees

Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Year of Birth: 1951	Trustee since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	30

Altegris KKR Commitments Fund (since 2014); Oak Hill Advisors Mortgage Strategies Fund (Offshore) (since 2014); Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013).

Mitchell E. Appel Year of Birth: 1970	Trustee since 2013	President, Value Line Funds (since 2008); Chief Financial Officer (since 2008), President (since 2009), EULAV Securities LLC; President (since 2009), Treasurer (since 2011), EULAV Asset Management.	30	Value Line Funds (since 2010); EULAV Asset Management (since 2010).

Joseph E. Breslin Year of Birth: 1953	Trustee since 2013	Counsel to White Oak Global Advisors, LLC (asset management firm) (since 2016); Consultant to Investment Managers (since 2009); Counsel to Commonfund (asset management firm) (2014-2016).	30	BlueArc Multi-Strategy Fund (since 2014); Kinetics Mutual Funds, Inc. (since 2000); Kinetics Portfolios Trust (since 2000); Northern Lights Fund Trust IV (since 2015); Hatteras Trust (2004-2016).

13

Interested Trustees and Officers of the Trust

Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert M. Arena, Jr. Year of Birth: 1968 (2)	Trustee and President/Chief Executive Officer since 2013

Managing Director and Head of Life and Retirement and Life, Global Atlantic Financial Company (since 2014 and 2016, respectively); President, Forethought Life Insurance Company (since 2016); President, Forethought Variable Insurance Trust (since 2013); Member, Board of Managers and President, Global Atlantic Distributors, LLC (since 2013); Executive Vice President, Forethought Financial Group, Inc. (2013-2014); President, Forethought Annuity, Forethought Financial Group, Inc.; Director and Co-President, Hartford Securities Distribution Company, Inc. (2010-2013); Executive Vice President, Global Annuity, The Hartford (2010-2013).

			30	None

Kathleen Redgate Year of Birth 1964(3)	Trustee since 2014	Chief Administrative Officer of Global Atlantic Financial Group Limited, (since 2015); Chief Operating Officer of Global Atlantic Financial Group Limited (2013-2015); Chief Operating Officer, GS Reinsurance Group (2006-2013); Vice President and Managing Director of Goldman Sachs (2000-2013).	30	Epoch Securities, Inc. (2013-2015); Commonwealth Annuity and Life Insurance Company (since 2015); First Allmerica Financial Life Insurance Company (since 2015).

14

Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Deborah Schunder Year of Birth: 1967	Vice President since 2014

Vice President, Investment Product Management, Forethought Life Insurance Company and Vice President of Global Atlantic Investment Advisors, LLC (since 2013); Director of Investment Management with Forethought Life Insurance Company (2013—2013). From 2004 to 2012, Ms. Schunder was with The Hartford, where she held roles as Director, Investment Platform Management and Director, Mutual Funds.

			N/A	N/A

Laura Szalyga Year of Birth: 1978	Treasurer/Chief Financial Officer since 2013	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A

Sarah M. Patterson Year of Birth: 1976	Secretary/Chief Legal Officer since 2013

Senior Vice President, Associate General Counsel and Assistant Secretary, Global Atlantic Financial Group Limited (since 2014) and Forethought Financial Group, Inc. (since 2013); Assistant Vice President and Assistant General Counsel, The Hartford (2004- 2012).

			N/A	N/A

15

Name, Address and Age	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mary Cavanaugh Year of Birth: 1951	Chief Compliance Officer since 2013

Managing Director and Chief Compliance Officer, Global Atlantic Financial Group Limited (since 2014); Executive Vice President and General Counsel, Forethought Financial Group, Inc. (2007—2014); Senior Vice President and Chief Legal Officer, AIG Retirement Services (2001-2006); Executive Vice President and General Counsel, American General Retirement Services (1999-2001).

			N/A	N/A

(1) The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

(2) Mr. Arena is an interested person of the Trust because he is an officer of Global Atlantic Financial Company.

(3) Ms. Redgate is an interested person of the Trust because she is an officer of Global Atlantic Financial Group Limited.

Audit Committee.  The Board has an Audit Committee that consists solely of Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter.  Joseph E. Breslin is Chairman of the Audit Committee.  During the past fiscal year, the Audit Committee held five meetings.

Nominating and Governance Committee.  The Trust has a Nominating and Governance Committee, which is comprised of the independent members of the Board of Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  The Nominating and Governance Committee generally will not consider shareholder nominees.  During the past fiscal year, the Nominating and Governance Committee held one meeting.

Valuation Committee.  The Trust has a Valuation Committee, which is comprised of the independent members of the Board of Trustees.  The Valuation Committee’s responsibilities include: (1) approving and revising, as they deem appropriate, procedures used by delegates to value instruments held by each Portfolio; (2) monitoring the application of such procedures and the valuation of each Portfolio’s instruments; and (3) monitoring and ensuring compliance with the Trust’s and the Board’s obligations with respect to the valuation of the Trust’s assets under the 1940 Act and such procedures.  During the past fiscal year, the Valuation Committee held four meetings.

Compensation of Trustees.  Effective January 1, 2017, the Trust pays each Independent Trustee $75,000, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly.  The retainer covers up to five in-person Board meetings and one telephonic Board meeting. Furthermore, each Independent Trustee receives an additional $5,000 for each additional in-person Board meeting and $2,500 for each additional telephonic Board meeting.  The Lead Independent Trustee and each Committee Chairman receives an additional $5,000.  No “interested persons” who serve as a Trustee of the Trust will receive any compensation for their services as Trustee. None of the executive officers receive

16

compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2016. The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

Name of Trustee	Aggregate Compensation From Trust(1)	Total Compensation From Trust and Fund Complex Paid to Trustees
Mark Garbin	$70,000	$70,000
Mitchell E. Appel	$70,000	$70,000
Joseph E. Breslin	$70,000	$70,000
Kathleen Redgate	$0	$0
Robert M. Arena	$0	$0

(1)Trustees’ fees are allocated ratably to each Portfolio in the Trust.

Trustees’ Ownership of Shares in the Portfolios.  As of December 31, 2016, the Trustees beneficially owned the following amounts in each Portfolio:

Name of Trustee	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mark Garbin	None	None
Mitchell E. Appel	None	None
Joseph E. Breslin	None	None
Kathleen Redgate	None	None
Robert M. Arena	None	None

Management Ownership

The Trustees and officers, as a group, owned 0.00% of the Portfolios’ outstanding shares as of March 31, 2017.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of March 31, 2017, the following shareholders were principal shareholders and control persons of the relevant Portfolios.

Name and Address	Shares	Percentage of Portfolio
Global Atlantic Motif Aging of America Portfolio Forethought Life Insurance Company 10 West Market Street Suite 2300 Indianapolis, Indiana 46204	10,000.0000	100%
Global Atlantic Motif Real Estate Trends Portfolio Forethought Life Insurance Company 10 West Market Street Suite 2300 Indianapolis, Indiana 46204	10,000.0000	100%

17

Name and Address	Shares	Percentage of Portfolio
Global Atlantic Motif Technological Innovations Portfolio Forethought Life Insurance Company 10 West Market Street Suite 2300 Indianapolis, Indiana 46204	10,000.0000	100%

INVESTMENT ADVISER AND SUB-ADVISER

The Adviser of the Portfolios is Global Atlantic Investment Advisors, LLC (the “Adviser”), located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204.  Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolios (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolios, manages the operations of the Portfolios. Forethought Financial Group, Inc. (“Forethought Financial”), a Delaware Corporation, owns 100% of the Adviser.  Forethought Financial is an indirect, wholly-owned subsidiary of Global Atlantic Financial Group Limited.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of each Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Portfolios and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  Notwithstanding the foregoing, the Advisory Agreement provides that the Adviser may engage one or more sub-advisers to make investment decisions on its behalf for all or a portion of a Portfolio.  The Adviser also provides the Portfolios with all necessary office facilities and personnel for servicing the Portfolios’ investments and compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolios or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on April 4, 2016.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolios.  These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios’ records and the registration of the Portfolios’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolios; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Adviser entered into a sub-advisory agreement with MCM on behalf of the Portfolios and compensates MCM. MCM is a wholly owned subsidiary of Motif Investing, Inc.

The Adviser utilizes a “manager of managers” structure in which the Adviser retains sub-advisers to select investments for the Portfolios. The Trust and the Adviser were granted an exemptive order from the SEC (the “Manager of Managers Order”) that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90

18

days after hiring any new sub-adviser, the Portfolios’ contract holders will receive information about the new sub-advisory relationship.

The following table sets forth the annual advisory fee rate payable by the Portfolios to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolios’ average daily net assets, computed daily and payable monthly:

PORTFOLIOS	TOTAL ADVISORY FEE
Global Atlantic Motif Aging of America Portfolio	0.650% on first $100 million 0.600% on next $150 million 0.550% on next $250 million 0.500% over $500 million
Global Atlantic Motif Real Estate Trends Portfolio	0.650% on first $100 million 0.600% on next $150 million 0.550% on next $250 million 0.500% over $500 million
Global Atlantic Motif Technological Innovations Portfolio	0.650% on first $100 million 0.600% on next $150 million 0.550% on next $250 million 0.500% over $500 million

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Portfolios are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolios and of pricing the Portfolios’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolios, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolios in connection with their securities transactions, (f) all taxes and corporate fees payable by the Portfolios to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Portfolios, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolios and of their shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolios’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Portfolios who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business.

MCM, with principal offices located at 2 East 3rd Avenue, San Mateo, CA, 94401, serves as sub-adviser to the Portfolios.  Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, MCM is responsible for selecting the investments for the Portfolios according to each Portfolio’s investment objective, policies and restrictions.  MCM is paid by the Adviser, not the Portfolios.

The Portfolios incurred the following advisory fees (before and after any reimbursements and/or waivers) for the fiscal period July 29, 2016(1) to December 31, 2016:

Fund Name	Advisory Fees Incurred	Advisory Fees Waived	Reimbursement	Net Advisory Fee	Advisory Fees Paid (percentage of daily net assets)
Global Atlantic Motif Aging of America Portfolio	$256	$0	$0	$256	0.65%
Global Atlantic Motif Real Estate Trends Portfolio	$249	$0	$0	$249	0.65%

19

Fund Name	Advisory Fees Incurred	Advisory Fees Waived	Reimbursement	Net Advisory Fee	Advisory Fees Paid (percentage of daily net assets)
Global Atlantic Motif Technological Innovations Portfolio	$277	$0	$0	$277	0.65%

(1) Commencement of operations.

The Adviser paid the following sub-advisory fees to Motif for the fiscal period July 29, 2016(1) to December 31, 2016:

Fund Name	Sub-Advisory Fees Incurred
Global Atlantic Motif Aging of America Portfolio	$118
Global Atlantic Motif Real Estate Trends Portfolio	$115
Global Atlantic Motif Technological Innovations Portfolio	$128

(1) Commencement of operations.

Codes of Ethics

The Trust and Adviser, Sub-Adviser and distributor each have adopted a code of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Trust and Adviser’s joint code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Portfolios.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.  The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolios; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this code to an appropriate person or persons identified in the code; and v) accountability for adherence to the code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies with respect to the Portfolios to the Adviser. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Portfolios and their shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted on behalf of the Portfolios, including a report on the resolution of all proxies identified as involving a conflict of interest. A copy of the Adviser’s proxy voting policies is attached hereto as Appendix B.

Notwithstanding the foregoing, when relying on Section 12(d)(1)(F) of the 1940 Act, each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

More information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Portfolios at 1-877-881-7735 and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

20

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Pursuant to a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which was last approved by the Board of Trustees at a meeting held on August 16, 2016, the Portfolios are authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services of Class II shares.  The Plan permits the Portfolios to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.25% of each Portfolio’s average net assets for Class II shares.  Such fees are to be paid by the Portfolios monthly, or at such other intervals as the Board shall determine.  Such fees shall be based upon the relevant Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily.  The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.  The Plan may provide the following potential benefits to the Portfolios: shareholder servicing, the potential to increase assets and possibly benefit from economies of scale and the potential to avoid a decrease in assets and portfolio liquidations through redemption activity.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may be terminated at any time by the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of that Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolios, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolios (as defined in the 1940 Act).  All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan.  During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the  Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolios at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolios; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Actual 12b-1 Expenditures Incurred

For the fiscal period July 29, 2016(1) to December 31, 2016

Global Atlantic Motif Aging of America Portfolio	$99
Global Atlantic Motif Real Estate Trends Portfolio	$96
Global Atlantic Motif Technological Innovations Portfolio	$107

(1)  Commencement of operations.

21

PORTFOLIO MANAGERS

Sub-Adviser Portfolio Managers

Tuhin Ghosh and Raymond Mok are the portfolio managers and are responsible for the day- to-day management of each Portfolio. As of December 31, 2016 and March 31, 2017, Mr. Ghosh and Mr. Mok, respectively, were responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Tuhin Ghosh
Registered Investment Cos.	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	163	$168.8 million	0	N/A

Raymond Mok
Registered Investment Cos.	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	192	$222.0 million	0	N/A

Conflicts of Interest

Global Atlantic Investment Advisors, LLC

The Adviser has not identified any material conflicts between the Portfolios and other accounts managed by the Adviser and the portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

MCM

The Sub-Adviser has not identified any material conflicts between the Portfolios and other portfolios managed by the Sub-Adviser.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts, including accounts made available to clients through its separate, but affiliated, parent company.  Although unequal time and attention may be devoted to the Portfolios and the other accounts made available to clients of the parent company, the portfolios made available to the parent company are treated similarly to those provided to any other separate client.  A related potential conflict of interest could arise given that the portfolio managers and research team for the Portfolios are employed, in a limited support capacity, by the parent company and its investment advisor affiliate.  A potential conflict of interest may also arise where the portfolio created for one client resembles, or is closely related to the portfolio for another client, because the portfolio managers could favor one account over another.  In addition, a related potential conflict could arise from the portfolio managers’ knowledge

22

about the securities that make up a portfolio for one account, as well as the timing of certain rebalance activities, if the portfolio managers were to use that knowledge to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.  The Sub-Adviser puts procedures, restrictions, controls, supervision, and surveillance in place to seek to ensure that perceived conflicts of interest are presented, discussed, and addressed.

Compensation

The compensation for Mr. Ghosh and Mr. Mok includes a base salary, cash bonus, and equity in Motif Capital’s parent company, Motif Investing Inc. The cash bonus is tied to revenues for Motif Capital that includes license fees and AUM-based fees and the number of portfolios managed by each portfolio manager. The compensation policy does not reward portfolio managers for short-term performance of the portfolios. The foregoing information for Messrs. Ghosh and Mok is as of December 31, 2016 and March 31, 2017, respectively.

Ownership of Securities

Messrs. Ghosh and Mok do not own shares of the Portfolios they manage as of December 31, 2016 and March 31, 2017, respectively.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolios are made by the portfolio managers who are employed by the Sub-Adviser, but the Adviser is responsible for all trading and investment execution activities.  The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Portfolios to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolios, the Adviser or the Sub-Adviser for the Portfolios’ use.  Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•                  the best net price available;

•                  the reliability, integrity and financial condition of the broker or dealer;

•                  the size of and difficulty in executing the order; and

•                  the value of the expected contribution of the broker or dealer to the investment performance of the Portfolios on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolios may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolios. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolios transactions may primarily benefit accounts other than the Portfolios, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolios.

For the fiscal period July 29, 2016 to December 31, 2016, the Portfolios incurred the following brokerage commissions.

Portfolio Name	Total Brokerage Commissions Paid
Global Atlantic Motif Aging of America Portfolio	$0
Global Atlantic Motif Real Estate Trends Portfolio	$0
Global Atlantic Motif Technological Innovations Portfolio	$0

(1)  Commencement of operations.

23

For the fiscal period July 29, 2016(1) to December 31, 2016, the Portfolios directed the following brokerage commissions to brokers who provided brokerage or research services to the Adviser:

Portfolio Name	Commissions Paid to Firms Selected in Recognition of Research Services	Total Amount of Transactions to Firms Selected in Recognition of Research Services
Global Atlantic Motif Aging of America Portfolio	$0	$0
Global Atlantic Motif Real Estate Trends Portfolio	$0	$0
Global Atlantic Motif Technological Innovations Portfolio	$0	$0

(1)  Commencement of operations.

For the fiscal period July 29, 2016(1) to December 31, 2016, the Portfolios did not purchase securities issued by their regular brokers or dealers, as defined in Rule 10b-1 under the Act, or the parent entities of such brokers or dealers.   As of December 31, 2016, the following Portfolios held the following amounts of securities of their regular broker-dealers, as defined in Rule 10b-1 under the Act, or the parent entities of such broker-dealers:

Portfolio Name	Regular Broker or Dealer (or Affiliate)	Aggregate Value
Global Atlantic Motif Aging of America Portfolio	N/A	$0
Global Atlantic Motif Real Estate Trends Portfolio	N/A	$0
Global Atlantic Motif Technological Innovations Portfolio	N/A	$0

(1)  Commencement of operations.

PORTFOLIO TURNOVER

Each Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of a Portfolio’s portfolio securities were replaced once within a one-year period. The Portfolio turnover rate for each Portfolio was as follows:

Portfolio Name	July 29, 2016(1) to December 31, 2016
Global Atlantic Motif Aging of America Portfolio	22%
Global Atlantic Motif Real Estate Trends Portfolio	8%
Global Atlantic Motif Technological Innovations Portfolio	15%

(1)  Commencement of operations.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC (“GFS”), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the “Agreement”) with the Portfolios and subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on September 10, 2013.  The Agreement had an initial term of three years and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days’ written notice and may

24

be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring each Portfolio’s holdings and operations for post-trade compliance with the Portfolio’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attend and participate in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (8) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust’s audits and examinations by assisting each Portfolio’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolios; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Portfolios with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios’ custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

The Portfolios pay GFS, the greater of an annual minimum fee or an asset based fee, which scales downward based upon the combined net assets of the Portfolios, for all other ordinary operating expenses which include: costs incurred in connection with the maintenance of securities law registration, printing and mailing Prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.  Certain extraordinary expenses such as expenses incurred in connection with any merger, reorganization or litigation would be borne by the Portfolios.

The Portfolios incurred the following in administrative fees:

Portfolio Name	July 29, 2016(1) to December 31, 2016
Global Atlantic Motif Aging of America Portfolio	$45
Global Atlantic Motif Real Estate Trends Portfolio	$44
Global Atlantic Motif Technological Innovations Portfolio	$49

(1)  Commencement of operations.

25

Custodian

MUFG Union Bank, N.A., located at 400 California Street, San Francisco, California 94104 (the “Custodian”) serves as the custodian of the Portfolios’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolios.  The Custodian’s responsibilities include safeguarding and controlling the Portfolios’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolios’ investments.  Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser.  The Portfolios may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Distributor

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolios pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Portfolio’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolios’ shares, will use reasonable efforts to facilitate the sale of the Portfolios’ shares.

The Underwriting Agreement had an initial term of two years and thereafter will continue in effect from year to year, subject to annual approval by a vote of the majority of the outstanding shares or (a) the Board and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolios at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Portfolios. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor did not receive any compensation under the Underwriting Agreement from each Portfolio’s Class II Shares for the fiscal period July 29, 2016 to December 31, 2016. Pursuant to a letter agreement with the Distributor, GFS, rather than the Portfolios, pays the Distributor’s fees under the Underwriting Agreement. The Distributor also receives 12b-1 fees from the Portfolios as described in “Distribution and Shareholder Servicing Plan” section.

DESCRIPTION OF SHARES

The Portfolios in this SAI have issued Class II shares. Class II shares are offered at NAV, without an initial sales charge or a contingent deferred sales charge, but are subject to an asset based fee assessed pursuant to a Plan adopted pursuant to Rule 12b-1 of up to 0.25%.

Each share of beneficial interest of each Portfolio in this SAI and each other series of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable.

26

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program is written and has been approved by the Portfolios’ Board of Trustees.  The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s Chief Compliance Officer (“CCO”) also serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent and the participating insurance company and other intermediaries have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” the net asset value (“NAV”) of each Portfolio’s shares is determined by dividing the total value of a Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of a Portfolio.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value.  Market value is generally determined on the basis of last quoted sales prices, or if no sales are reported at the mean between the current bid and ask prices.  Securities traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If a security is traded or dealt in on more than one exchange, or on one or more exchange an in the over-the-counter market, quotations from the exchange on which the security is primarily traded are used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less may be valued at amortized cost, unless the Fair Value Committee believes another valuation is more appropriate or that amortized cost does not represent fair value.  Exchange traded options are valued at the last quoted sales prices or at the mean between the current bid and ask prices; exchange traded futures and options on futures are valued at the settlement price determined by the exchange.  Shares of Underlying Funds are valued at their respective net asset values on the day of valuation.  Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or as determined in good faith by the Board of Trustees or persons acting at their discretion.  As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE closes, usually

27

4:00 p.m. Eastern time (“NYSE Close”), and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities.  Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  No member of the fair value team selects or assists in selecting a Portfolio’s investments. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. The Board also approves any third party consultant, including any matrix, formula or other objective method used by the consultant in supplying evaluated prices, prior to such consultant’s retention.

Fair Value Team and Valuation Process.  This team is composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the opinion of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value; and (v) mutual funds that do not provide timely NAV information.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Standards For Fair Value Determinations.  As a general principle, the fair value of a security is the amount that a Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

28

measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Portfolio’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other portfolios managed by the adviser (or sub-adviser) or other portfolios and the method used to price the security in those portfolios; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security.

Board of Trustees Determination.  The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and review valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolios in good order prior to the NYSE Close on each day that the NYSE is open for trading are priced at the NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the NYSE Close, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Portfolios will redeem all or any portion of a shareholder’s shares of the Portfolios when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

29

a.              when the NYSE is closed, other than customary weekend and holiday closings;

b.              when trading on that exchange is restricted for any reason;

c.               when an emergency exists as a result of which disposal by the Portfolios of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolios fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

d.              when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Portfolio.

Each Portfolio intends to elect and continue to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, each Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain which is distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolios will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryover of the Portfolios which  may be carried forward indefinitely and retains the character of the original loss.

To be treated as a regulated investment company under Subchapter M of the Code, each Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies and net income from certain publicly traded partnerships and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.

Each Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, each Portfolio expects to time its distributions as necessary to

30

avoid liability for this tax.  It is possible, however, that this 4% excise tax and the corresponding distribution requirement contained in Section 4982 of the Code will not apply to a Portfolio for any taxable year during which all shareholders of the Portfolio were segregated asset accounts of life insurance companies held in connection with a variable contract, certain tax-exempt entities, or certain other regulated investment companies that similarly restrict their share ownership to such entities.

For a discussion of the tax consequences to holders of variable annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Investors should review the prospectus for their variable contracts and consult with competent tax advisors for a more complete discussion of and more information on possible tax consequences in a particular situation.

Additional Diversification Requirement — In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Portfolios.  The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of a variable annuity contract as such would result in immediate imposition of federal income tax on variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract. In certain circumstances, a variable contract may be treated as adequately diversified notwithstanding its failure to satisfy this diversification requirement for one or more periods if the issuer or holder of the variable contract demonstrates that the failure was inadvertent and was corrected within a reasonable time after its discovery, and agrees to pay an amount due based on either the income on the contract or the amount by which the contract was not diversified for such periods (subject to an overall limit), in accordance with prescribed procedures.

The Portfolios intend to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts.  This requirement places certain limitations on the assets of each insurance company separate account, and (because section 817(h) and those regulations contain a look-through which is expected to allow the assets of the Portfolios to be treated as assets of the related separate account) of each Portfolio, that may be invested in securities of a single issuer.  Specifically, to satisfy the section 817(h) diversification requirement, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements of Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other registered investment companies.  Failure of a Portfolio to satisfy the section 817(h) requirements would jeopardize the treatment of the Contracts’ variable annuity contracts and could result in current taxation and other consequences to the Contract holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolios for the purpose of meeting the diversification test if the Portfolios meet certain requirements.  The Portfolios are intended to be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolios’ assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolios.

In certain circumstances, pursuant to an “investor control” doctrine, the holder of a variable contract, rather than the insurance company separate account underlying the contract, may be treated as the owner of the assets held by the separate account if the variable contract owner is viewed as having sufficient control over the investments of the insurance company’s separate account.  If treated as the owner of the separate account assets, the variable contract owner would be taxable currently on the income produced by those assets.  The application of the investor control doctrine to the operations of the Portfolios is a matter of some uncertainty.  Future guidance may adversely affect the manner in which the Portfolios operate.

31

The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of the Portfolios are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code.  Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolios have selected RSM US LLP, located at 555 Seventeenth Street, Suite 1000, Denver, Colorado 80202, as their independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, (2) tax return preparation and review, and (3) other related services for the Portfolios.

LEGAL COUNSEL

Dechert LLP, located at One International Place, 40th Floor, 100 Oliver Street, Boston, Massachusetts 02110 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

Each Portfolio’s audited financial statements for the fiscal period ended December 31, 2016, together with the notes thereto, and the report of RSM US LLP, the Trust’s Independent Registered Public Accounting Firm, are incorporated by reference from the Trust’s Annual Report for the fiscal period ended December 31, 2016 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC. You can obtain a copy of the Annual Report without charge by calling the Portfolio at 1-877-881-7735.

32

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.             Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.             Nature of and provisions of the obligation.

3.             Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly Managed Risk nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA— highest credit quality, with negligible risk factors; AA — high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A— average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators “+” and “-” to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA — highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA — very high credit quality, with very strong ability to pay interest and repay principal; A — high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•                  SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•                  SP-2 Satisfactory capacity to pay principal and interest.

•                  SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•                  MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•                  MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•                  MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

•                  MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.: Commercial paper rated “Prime” carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor’s Ratings Group: “A” is the highest commercial paper rating category utilized by Standard & Poor’s Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its “A” classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ — denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 — very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 — good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Global Atlantic Investment Advisors, LLC

(the “Company”)

Sub-Advisory Relationships

With respect to sub-advisory relationships, the Company delegates proxy voting decision-making to sub-advisers that execute portfolio transactions on behalf of the Portfolios for which they manage assets. The Company retains proxy voting decision-making with respect to any Portfolio for which the Company executes portfolio transactions on behalf of the Portfolio.

Proxy Voting by the Company

Proxies are assets of the Company’s clients that must be voted with diligence, care, and loyalty. The Company will vote each proxy in accordance with its fiduciary duty to the FVIT. The Company will generally seek to vote proxies in a way that maximizes the value of the FVIT’s assets and will abide by the proxy voting policies and procedures adopted by the FVIT. The President or a designee coordinates the Company’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires the Company to maintain certain books and records associated with its proxy voting policies and procedures. The Company’s recordkeeping obligations are described in the Maintenance of Books and Records section of the Manual. The CCO or designee will ensure that the Company complies with all applicable recordkeeping requirements associated with proxy voting.

To the extent that the Company invests assets of the FVIT in a mutual fund or exchange-traded fund (“ETF”), it will do so either pursuant to Section 12(d)(1)(F) of the 1940 Act, or pursuant to an exemptive order and accompanying participation agreement. The Company will vote the shares held by the FVIT in accordance with the requirements of Section 12(d)(1)(F) or the participation agreement, as applicable.

To the extent that the Company invests assets of the FVIT in securities directly (e.g., common stock) or in any other investments that require the Company to vote proxies on behalf of the FVIT, the Company will vote the FVIT’s proxies in accordance with recommendations of a proxy advisory firm retained by the Company.

Proxy Advisory Firm

For any Portfolio or portion thereof for which the Company has not delegated proxy voting decision-making to a sub-adviser, the Company will retain a proxy advisory firm to provide recommendations on how to vote the Portfolio’s proxies, and the Company will vote the Portfolio’s proxies in accordance with the proxy advisory firm’s recommendations.

Prior to retaining a proxy advisory firm, and periodically thereafter, the Company will ascertain whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues, taking into account (i) the adequacy and quality of the firm’s staffing and personnel; (ii) the robustness of the firm’s policies and procedures to ensure that its proxy voting recommendations are based on current and accurate information; (iii) the firm’s ability to identify and address any conflicts of interest; and (iv) any other considerations that the Company believes would be appropriate in considering the nature and quality of the services provided.

To ensure that a proxy advisory firm retained by the Company is recommending votes that are in the best interests of the Company’s clients, the Company will periodically review the firm’s voting record, and may also review the firm’s voting record on an as-needed basis. If the Company determines at any point that a proxy advisory firm’s recommendation was based on a material factual error or a conflict of interest that causes the Company to question the process by which the proxy advisory firm develops its recommendation, the Company will take reasonable steps to investigate the error/conflict, taking into account, among other things, the nature of the error/conflict and the related recommendation, and seek to determine whether the proxy advisory firm is taking reasonable steps to seek to reduce similar errors/conflicts in the future. In addition, to identify and address potential conflicts of interest, the Company will

B-1

initially review, and will periodically review thereafter, the proxy advisory firm’s business. The Company will also require the proxy advisory firm to update the Company on any relevant changes to its business.

Currently, the Company engages International Shareholder Solutions Inc. (ISS) to provide recommendations on how the Company should vote proxies. ISS’s proxy voting policies and procedures are included in Annex II to this Manual.

Prohibited Personnel Activity

Operations personnel will retain the following information in connection with each proxy vote

The issuer’s name;

•                                          The security’s ticker symbol or CUSIP, as applicable;

•                                          The shareholder meeting date;

•                                          The number of shares that the Company voted;

•                                          A brief identification of the matter voted on;

•                                          Whether the matter was proposed by the issuer or a security-holder;

•                                          Whether the Company cast a vote;

•                                          How the Company cast its vote (for the proposal, against the proposal, or abstain); and

•                                          Whether the Company cast its vote with or against management.

Any attempt to influence the proxy voting process by issuers or others not identified in these policies and procedures should be promptly reported to the CCO.

Proxies received after a Portfolio terminates its advisory relationship with the Company will not be voted.

Class Actions

To the extent that the Company receives notice of a class action or corporate action in which a Portfolio is entitled to participate, the Company will direct the Portfolio’s participation in accordance with its fiduciary duty.  With respect to corporate actions that require investment discretion, Company investment personnel will review a variety of factors and make a determination with respect to the corporate action and write a memorandum for the compliance file.  Certain corporate actions, such as an “out of the money” tender offer may not warrant any action by the Company.

Disclosures to Clients

The Company includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV. The Company will provide a quarterly certification as to its adherence to its proxy voting policies to the FVIT Board.

As a matter of policy, the Company does not disclose how it expects to vote on upcoming proxies.

Form N-PX

In addition, at the time the Company votes proxies on behalf of a Portfolio, it shall complete a Form N-PX Report as included in the Trust’s Compliance Manual. The Company shall keep one copy of each completed Form N-PX Report and deliver a copy to the Fund Administrator.

The Company CCO or designee, along with the Fund Administrator, will review the Form N-PX for each Portfolio prior to filing such report to ensure, on a reasonable basis, the completeness and accuracy of the filing.

B-2

United States Summary Proxy Voting 2017 Benchmark Policy Recommendations Guidelines Effective for Meetings on or after February 1, 2017 Published December 22, 2016 Updated March 14, 2017 www.issgovernance.com © 2017 ISS | Institutional Shareholder Services

2017 U.S. Summary Proxy Voting Guidelines

TABLE OF CONTENTS

COVERAGE **8**

1. ROUTINE/MISCELLANEOUS **9**

Adjourn Meeting 9

Amend Quorum Requirements 9

Amend Minor Bylaws 9

Change Company Name 9

Change Date, Time, or Location of Annual Meeting 9

Other Business 9

AUDIT-RELATED **9**

Auditor Indemnification and Limitation of Liability 9

Auditor Ratification 10

Shareholder Proposals Limiting Non-Audit Services 10

Shareholder Proposals on Audit Firm Rotation 10

2. BOARD OF DIRECTORS: **11**

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS **11**

1. Accountability 11
2. Responsiveness 15
3. Composition 15
4. Independence 16

ISS U.S. Categorization of Directors 17

OTHER BOARD-RELATED PROPOSALS **19**

Age/Term Limits 19

Board Size 19

Classification/Declassification of the Board 19

CEO Succession Planning 19

Cumulative Voting 19

Director and Officer Indemnification and Liability Protection 20

Establish/Amend Nominee Qualifications 20

Establish Other Board Committee Proposals 21

Filling Vacancies/Removal of Directors 21

Independent Chair (Separate Chair/CEO) 21

Majority of Independent Directors/Establishment of Independent Committees 22

Majority Vote Standard for the Election of Directors 22

Proxy Access 22

Require More Nominees than Open Seats 22

Shareholder Engagement Policy (Shareholder Advisory Committee) 23

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections 23

Vote-No Campaigns 23

3. SHAREHOLDER RIGHTS & DEFENSES **24**

Advance Notice Requirements for Shareholder Proposals/Nominations 24

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2017 ISS | Institutional Shareholder Services
2 of 72

2017 U.S. Summary Proxy Voting Guidelines Amend Bylaws without Shareholder Consent .................................................................................................... 24 Control Share Acquisition Provisions .................................................................................................................. 24 Control Share Cash-Out Provisions ..................................................................................................................... 24 Disgorgement Provisions .................................................................................................................................... 25 Fair Price Provisions ............................................................................................................................................ 25 Freeze-Out Provisions ......................................................................................................................................... 25 Greenmail ........................................................................................................................................................... 25 Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions) ............................................... 25 Net Operating Loss (NOL) Protective Amendments ........................................................................................... 26 POISON PILLS (SHAREHOLDER RIGHTS PLANS) ............................................................................................ 26 Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy .............................................................. 26 Management Proposals to Ratify a Poison Pill ................................................................................................... 27 Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs) ............................................. 27 Proxy Voting Disclosure, Confidentiality, and Tabulation................................................................................... 27 Reimbursing Proxy Solicitation Expenses ........................................................................................................... 28 Reincorporation Proposals ................................................................................................................................. 28 Shareholder Ability to Act by Written Consent .................................................................................................. 28 Shareholder Ability to Call Special Meetings ...................................................................................................... 29 Stakeholder Provisions ....................................................................................................................................... 29 State Antitakeover Statutes ................................................................................................................................ 29 Supermajority Vote Requirements ..................................................................................................................... 29 CAPITAL/RESTRUCTURING ............................................................................................................................ 30 CAPITAL....................................................................................................................................................... 30 Adjustments to Par Value of Common Stock ...................................................................................................... 30 Common Stock Authorization ............................................................................................................................. 30 Dual Class Structure ............................................................................................................................................ 31 Issue Stock for Use with Rights Plan ................................................................................................................... 31 Preemptive Rights............................................................................................................................................... 31 Preferred Stock Authorization ............................................................................................................................ 31 Recapitalization Plans ......................................................................................................................................... 32 Reverse Stock Splits ............................................................................................................................................ 32 Share Repurchase Programs ............................................................................................................................... 32 Stock Distributions: Splits and Dividends............................................................................................................ 32 Tracking Stock ..................................................................................................................................................... 32 RESTRUCTURING ......................................................................................................................................... 33 Appraisal Rights .................................................................................................................................................. 33 Asset Purchases .................................................................................................................................................. 33 Asset Sales .......................................................................................................................................................... 33 Bundled Proposals .............................................................................................................................................. 33 Conversion of Securities ..................................................................................................................................... 33 Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans ........................................................................................................................................... 33 4. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 3 of 72

2017 U.S. Summary Proxy Voting Guidelines Formation of Holding Company.......................................................................................................................... 34 Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)................................................ 34 Joint Ventures ..................................................................................................................................................... 35 Liquidations ........................................................................................................................................................ 35 Mergers and Acquisitions ................................................................................................................................... 35 Private Placements/Warrants/Convertible Debentures ..................................................................................... 36 Reorganization/Restructuring Plan (Bankruptcy) ............................................................................................... 37 Special Purpose Acquisition Corporations (SPACs) ............................................................................................. 37 Spin-offs .............................................................................................................................................................. 38 Value Maximization Shareholder Proposals ....................................................................................................... 38 COMPENSATION ........................................................................................................................................... 39 EXECUTIVE PAY EVALUATION ...................................................................................................................... 39 Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay) ................. 39 Pay-for-Performance Evaluation ................................................................................................................... 40 Problematic Pay Practices ............................................................................................................................. 40 Compensation Committee Communications and Responsiveness ............................................................... 42 Frequency of Advisory Vote on Executive Compensation ("Say When on Pay") ................................................ 42 Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale .............................. 42 EQUITY-BASED AND OTHER INCENTIVE PLANS ............................................................................................ 43 Shareholder Value Transfer (SVT) ................................................................................................................. 44 Three-Year Burn Rate .................................................................................................................................... 44 2017 Burn-Rate Benchmarks ......................................................................................................................... 44 Egregious Factors ................................................................................................................................................ 48 Liberal Change in Control Definition ............................................................................................................. 48 Repricing Provisions ...................................................................................................................................... 48 Problematic Pay Practices or Significant Pay-for-Performance Disconnect .................................................. 48 Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m)) ....................................... 48 Specific Treatment of Certain Award Types in Equity Plan Evaluations ............................................................. 49 Dividend Equivalent Rights ............................................................................................................................ 49 Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs) ............ 49 OTHER COMPENSATION PLANS ................................................................................................................... 49 401(k) Employee Benefit Plans ........................................................................................................................... 49 Employee Stock Ownership Plans (ESOPs) ......................................................................................................... 49 Employee Stock Purchase Plans—Qualified Plans .............................................................................................. 50 Employee Stock Purchase Plans—Non-Qualified Plans ...................................................................................... 50 Option Exchange Programs/Repricing Options .................................................................................................. 50 Stock Plans in Lieu of Cash .................................................................................................................................. 51 Transfer Stock Option (TSO) Programs ............................................................................................................... 51 DIRECTOR COMPENSATION......................................................................................................................... 52 Shareholder Ratification of Director Pay Programs ............................................................................................ 52 Equity Plans for Non-Employee Directors........................................................................................................... 52 Non-Employee Director Retirement Plans.......................................................................................................... 52 5. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 4 of 72

2017 U.S. Summary Proxy Voting Guidelines SHAREHOLDER PROPOSALS ON COMPENSATION ........................................................................................ 53 Adopt Anti-Hedging/Pledging/Speculative Investments Policy .......................................................................... 53 Bonus Banking/Bonus Banking “Plus” ................................................................................................................ 53 Compensation Consultants—Disclosure of Board or Company’s Utilization ..................................................... 53 Disclosure/Setting Levels or Types of Compensation for Executives and Directors ........................................... 53 Golden Coffins/Executive Death Benefits ........................................................................................................... 53 Hold Equity Past Retirement or for a Significant Period of Time ........................................................................ 54 Non-Deductible Compensation .......................................................................................................................... 54 Pay Disparity ....................................................................................................................................................... 54 Pay for Performance/Performance-Based Awards............................................................................................. 54 Pay for Superior Performance ............................................................................................................................ 55 Pre-Arranged Trading Plans (10b5-1 Plans) ........................................................................................................ 55 Prohibit CEOs from Serving on Compensation Committees ............................................................................... 56 Recoupment of Incentive or Stock Compensation in Specified Circumstances ................................................. 56 Severance Agreements for Executives/Golden Parachutes................................................................................ 56 Share Buyback Holding Periods .......................................................................................................................... 56 Supplemental Executive Retirement Plans (SERPs) ............................................................................................ 57 Tax Gross-Up Proposals ...................................................................................................................................... 57 Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity57 SOCIAL/ENVIRONMENTAL ISSUES ................................................................................................................. 58 GLOBAL APPROACH..................................................................................................................................... 58 ENDORSEMENT OF PRINCIPLES ................................................................................................................... 58 ANIMAL WELFARE ....................................................................................................................................... 58 Animal Welfare Policies ...................................................................................................................................... 58 Animal Testing .................................................................................................................................................... 59 Animal Slaughter................................................................................................................................................. 59 CONSUMER ISSUES...................................................................................................................................... 59 Genetically Modified Ingredients ....................................................................................................................... 59 Reports on Potentially Controversial Business/Financial Practices .................................................................... 59 Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation ........................................ 60 Product Safety and Toxic/Hazardous Materials.................................................................................................. 60 Tobacco-Related Proposals................................................................................................................................. 60 CLIMATE CHANGE ....................................................................................................................................... 61 Climate Change/Greenhouse Gas (GHG) Emissions ........................................................................................... 61 Energy Efficiency ................................................................................................................................................. 62 Renewable Energy .............................................................................................................................................. 62 DIVERSITY ................................................................................................................................................... 62 Board Diversity ................................................................................................................................................... 62 Equality of Opportunity ...................................................................................................................................... 63 Gender Identity, Sexual Orientation, and Domestic Partner Benefits ................................................................ 63 ENVIRONMENT AND SUSTAINABILITY ......................................................................................................... 63 Facility and Workplace Safety ............................................................................................................................. 63 6. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 5 of 72

2017 U.S. Summary Proxy Voting Guidelines General Environmental Proposals and Community Impact Assessments .......................................................... 63 Hydraulic Fracturing............................................................................................................................................ 64 Operations in Protected Areas ........................................................................................................................... 64 Recycling ............................................................................................................................................................. 64 Sustainability Reporting ...................................................................................................................................... 64 Water Issues ....................................................................................................................................................... 64 GENERAL CORPORATE ISSUES ..................................................................................................................... 65 Charitable Contributions..................................................................................................................................... 65 Data Security, Privacy, and Internet Issues......................................................................................................... 65 Environmental, Social, and Governance (ESG) Compensation-Related Proposals ............................................. 65 HUMAN RIGHTS, LABOR ISSUES, AND INTERNATIONAL OPERATIONS ......................................................... 65 Human Rights Proposals ..................................................................................................................................... 65 Operations in High Risk Markets ........................................................................................................................ 66 Outsourcing/Offshoring ...................................................................................................................................... 66 Weapons and Military Sales ............................................................................................................................... 66 POLITICAL ACTIVITIES .................................................................................................................................. 67 Lobbying.............................................................................................................................................................. 67 Political Contributions ........................................................................................................................................ 67 Political Ties ........................................................................................................................................................ 67 MUTUAL FUND PROXIES ............................................................................................................................... 68 Election of Directors ........................................................................................................................................... 68 Converting Closed-end Fund to Open-end Fund ................................................................................................ 68 Proxy Contests .................................................................................................................................................... 68 Investment Advisory Agreements....................................................................................................................... 68 Approving New Classes or Series of Shares ........................................................................................................ 68 Preferred Stock Proposals................................................................................................................................... 68 1940 Act Policies ................................................................................................................................................. 69 Changing a Fundamental Restriction to a Nonfundamental Restriction ............................................................ 69 Change Fundamental Investment Objective to Nonfundamental ...................................................................... 69 Name Change Proposals ..................................................................................................................................... 69 Change in Fund's Subclassification ..................................................................................................................... 69 Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value ................................................................................................................................................................... 69 Disposition of Assets/Termination/Liquidation .................................................................................................. 70 Changes to the Charter Document ..................................................................................................................... 70 Changing the Domicile of a Fund ........................................................................................................................ 70 Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval .............................. 70 Distribution Agreements .................................................................................................................................... 71 Master-Feeder Structure .................................................................................................................................... 71 Mergers............................................................................................................................................................... 71 SHAREHOLDER PROPOSALS FOR MUTUAL FUNDS ....................................................................................... 71 Establish Director Ownership Requirement ....................................................................................................... 71 7. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 6 of 72

2017 U.S. Summary Proxy Voting Guidelines Reimburse Shareholder for Expenses Incurred .................................................................................................. 71 Terminate the Investment Advisor ..................................................................................................................... 71 Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 7 of 72

2017 U.S. Summary Proxy Voting Guidelines COVERAGE The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly traded U.S. - incorporated companies that are held in our institutional investor clients' portfolios, and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends. The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”). Foreign-incorporated companies In addition to U.S. incorporated companies, U.S. policies are applied to certain foreign -incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.: › U.S. Domestic Issuers – which have a majority of shareholders in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines. Foreign Private Issuers (FPIs) – which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file 10-K or DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines: › › FPI Guidelines, which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports, and For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the b allot. › In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage. Foreign Private Issuers in Tax Havens A number of FPIs incorporate in “tax haven” markets, such as Bermuda, the Bahamas, Cayman Islands, and Marshall Islands. These companies may list in the U.S. and/or other markets such as Hong Kong or Singapore, in which case ISS assigns a primary coverage market and applies relevant policy as appropriate. General Recommendation: Vote against (or withhold from) non-independent director nominees at companies that fail to have the following: a majority-independent board; standing audit, compensation, and nominating committees, each composed entirely of independent directors. Where the design and disclosure of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 8 of 72

2017 U.S. Summary Proxy Voting Guidelines 1. ROUTINE/MISCELLANEOUS Adjourn Meeting General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal. Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business." Amend Quorum Requirements General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal. Amend Minor Bylaws General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections). Change Company Name General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value. Change Date, Time, or Location of Annual Meeting General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable. Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable. Other Business General Recommendation: Vote against proposals to approve other business when it appears as a voting item. Audit-Related Auditor Indemnification and Limitation of Liability General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to: › › › › The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights; The motivation and rationale for establishing the agreements; The quality of the company’s disclosure; and The company’s historical practices in the audit area. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 9 of 72

2017 U.S. Summary Proxy Voting Guidelines Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm. Auditor Ratification General Recommendation: Vote for proposals to ratify auditors unless any of the following apply: › › An auditor has a financial interest in or association with the company, and is therefore not independent; There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or Fees for non-audit services (“Other” fees) are excessive. › › Non-audit fees are excessive if: › Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees. In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive. Shareholder Proposals Limiting Non-Audit Services General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services. Shareholder Proposals on Audit Firm Rotation General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account: › › › › › › The tenure of the audit firm; The length of rotation specified in the proposal; Any significant audit-related issues at the company; The number of Audit Committee meetings held each year; The number of financial experts serving on the committee; and Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 10 of 72

2017 U.S. Summary Proxy Voting Guidelines 2. BOARD OF DIRECTORS: Voting on Director Nominees in Uncontested Elections Four fundamental principles apply when determining votes on director nominees: 1. Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors. Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether b inding or non-binding), and tender offers where a majority of shares are tendered. Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors. 2. 3. 4. General Recommendation: Generally vote for director nominees, except under the following circumstances: 1. Accountability Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case-by-case) for the following: Problematic Takeover Defenses Classified Board Structure: ----------------------1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company. 2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 11 of 72

2017 U.S. Summary Proxy Voting Guidelines 1.1.The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable. Director Performance Evaluation: 1.2.The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to: › › › A classified board structure; A supermajority vote requirement; Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections; The inability of shareholders to call special meetings; The inability of shareholders to act by written consent; A dual-class capital structure; and/or A non-shareholder-approved poison pill. › › › › Poison Pills: 1.3. The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed; The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term pill” (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or The board makes a material adverse change to an existing poison pill without shareholder approval. 1.4. 1.5. Vote case-by-case on all nominees if: 1.6.The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors: › The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances; The issuer’s rationale; The issuer’s governance structure and practices; and The issuer’s track record of accountability to shareholders. › › › Restricting Binding Shareholder Proposals: Generally vote against or withhold from members of the governance committee if: 1.7.The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 12 of 72

2017 U.S. Summary Proxy Voting Guidelines Problematic Audit-Related Practices Generally vote against or withhold from the members of the Audit Committee if: 1.8. 1.9. 1.10. The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”); The company receives an adverse opinion on the company’s financial statements from its auditor; or There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm. Vote case-by-case on members of the Audit Committee and potentially the full board if: 1.11. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted. Problematic Compensation Practices/Pay for Performance Misalignment In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if: 1.12. 1.13. 1.14. 1.15. 1.16. There is a significant misalignment between CEO pay and company performance (pay for performance); The company maintains significant problematic pay practices; The board exhibits a significant level of poor communication and responsiveness to shareholders; The company fails to submit one-time transfers of stock options to a shareholder vote; or The company fails to fulfill the terms of a burn-rate commitment made to shareholders. Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if: 1.17. The company’s previous say-on-pay received the support of less than 70 percent of votes cast, taking into account: › The company's response, including: › Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support; Specific actions taken to address the issues that contributed to the low level of support; Other recent compensation actions taken by the company; › › › › › Whether the issues raised are recurring or isolated; The company's ownership structure; and Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 13 of 72

2017 U.S. Summary Proxy Voting Guidelines Unilateral Bylaw/Charter Amendments and Problematic Capital Structures 1.18. Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors: › › › The board's rationale for adopting the bylaw/charter amendment without shareholder ratification; Disclosure by the company of any significant engagement with shareholders regarding the amendment; The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter; The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions; The company's ownership structure; The company's existing governance provisions; The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders. › › › › › Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors: › › › Classified the board; Adopted supermajority vote requirements to amend the bylaws or charter; or Eliminated shareholders' ability to amend bylaws. 1.19. For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors: › › › The level of impairment of shareholders' rights; The disclosed rationale; The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter); The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; Any reasonable sunset provision; and Other relevant factors. › › › Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years. Governance Failures Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 14 of 72

2017 U.S. Summary Proxy Voting Guidelines Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to: 1.20. Material failures of governance, stewardship, risk oversight3, or fiduciary responsibilities at the company; 1.21. Failure to replace management as appropriate; or 1.22. Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company. 2. Responsiveness Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if: 2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are: › › › › › › Disclosed outreach efforts by the board to shareholders in the wake of the vote; Rationale provided in the proxy statement for the level of implementation; The subject matter of the proposal; The level of support for and opposition to the resolution in past meetings; Actions taken by the board in response to the majority vote and its engagement with shareholders; The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and Other factors as appropriate. › 2.2. 2.3. The board failed to act on takeover offers where the majority of shares are tendered; At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account: 2.4. 2.5. › The board's rationale for selecting a frequency that is different from the frequency that received a plurality; The company's ownership structure and vote results; ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and The previous year's support level on the company's say-on-pay proposal. › › › 3. Composition Attendance at Board and Committee Meetings: 3.1. Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the ----------------------3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 15 of 72

2017 U.S. Summary Proxy Voting Guidelines period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following: › › › Medical issues/illness; Family emergencies; and Missing only one meeting (when the total of all meetings is three or fewer). 3.2. If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question. Overboarded Directors: Generally vote against or withhold from individual directors who: 3.3. Sit on more than five public company boards; or 3.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards5. 4. Independence Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when: 4.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating; The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or Independent directors make up less than a majority of the directors. 4.2. 4.3. 4.4. -----------------------------------------------------------------4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing. 5 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 16 of 72

2017 U.S. Summary Proxy Voting Guidelines

ISS U.S. Categorization of Directors

1. **Inside Director (I)**
   - 1.1. Current employee or current officer[1] of the company or one of its affiliates[2].
   - 1.2. Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
   - 1.3. Director named in the Summary Compensation Table (excluding former interim officers).

2. **Affiliated Outside Director (AO)**

   Board Attestation
   - 2.1. Board attestation that an outside director is not independent.

   Former CEO/Interim Officer
   - 2.2. Former CEO of the company.[3],[4]
   - 2.3. Former CEO of an acquired company within the past five years[4].
   - 2.4. Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer's employment agreement will be made.[5]

   Non-CEO Executives
   - 2.5. Former officer[1] of the company, an affiliate[2], or an acquired firm within the past five years.
   - 2.6. Officer [1] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.
   - 2.7. Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

   Family Members
   - 2.8. Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.
   - 2.9. Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

   Transactional, Professional, Financial, and Charitable Relationships
   - 2.10. Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.
   - 2.11. Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.
   - 2.12. Has (or an immediate family member[6] has) any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).
   - 2.13. Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).
   - 2.14. Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

   Other Relationships
   - 2.15. Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.
   - 2.16. Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].
   - 2.17. Founder[11] of the company but not currently an employee.
   - 2.18. Any material[12] relationship with the company.

3. **Independent Outside Director (IO)**
   - 3.1. No material[12] connection to the company other than a board seat.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2017 ISS | Institutional Shareholder Services
17 of 72

2017 U.S. Summary Proxy Voting Guidelines Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 18 of 72 Footnotes: [1]The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider. [2] “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. [3] Includes any former CEO of the company prior to the company’s initial public offering (IPO). [4] When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions. [5] ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time. [6] “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company. [7] Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission-or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory. [8] A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction). [9] Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

2017 U.S. Summary Proxy Voting Guidelines Other Board-Related Proposals Age/Term Limits General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages. Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board. Board Size General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size. Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval. Classification/Declassification of the Board General Recommendation: Vote against proposals to classify (stagger) the board. Vote for proposals to repeal classified boards and to elect all directors annually. CEO Succession Planning General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors: › › The reasonableness/scope of the request; and The company’s existing disclosure on its current CEO succession planning process. Cumulative Voting General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 19 of 72 [10] Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board). [11] The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an independent outsider. [12] For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

2017 U.S. Summary Proxy Voting Guidelines shareholder proposals to restore or provide for cumulative voting, unless: The company has proxy access6, thereby allowing shareholders to nominate directors to the company’s ballot; and The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections. › › Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%). Director and Officer Indemnification and Liability Protection General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection. Vote against proposals that would: › › Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness. Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify. › Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply: › If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and If only the director’s legal expenses would be covered. › Establish/Amend Nominee Qualifications General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board. Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering: › The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers; The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought; The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and The scope and structure of the proposal. › › › ----------------------6 A proxy access right that meets the recommended guidelines. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 20 of 72

2017 U.S. Summary Proxy Voting Guidelines Establish Other Board Committee Proposals General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered: › Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought; Level of disclosure regarding the issue for which board oversight is sought; Company performance related to the issue for which board oversight is sought; Board committee structure compared to that of other companies in its industry sector; and The scope and structure of the proposal. › › › › Filling Vacancies/Removal of Directors General Recommendation: Vote against proposals that provide that directors may be removed only for cause. Vote for proposals to restore shareholders’ ability to remove directors with or without cause. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote for proposals that permit shareholders to elect directors to fill board vacancies. Independent Chair (Separate Chair/CEO) General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following: › › › › › The scope of the proposal; The company's current board leadership structure; The company's governance structure and practices; Company performance; and Any other relevant factors that may be applicable. Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition. Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role. When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal. The review of the company's governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 21 of 72

2017 U.S. Summary Proxy Voting Guidelines independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal. ISS' performance assessment will generally consider one-, three-, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair poli cy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support. Majority of Independent Directors/Establishment of Independent Committees General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of independent outsider (See Categorization of Directors). Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard. Majority Vote Standard for the Election of Directors General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included. Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director. Proxy Access General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions: › › Ownership threshold: maximum requirement not more than three percent (3%) of the voting power; Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group; Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; Cap: cap on nominees of generally twenty-five percent (25%) of the board. › › Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines. Require More Nominees than Open Seats Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 22 of 72

2017 U.S. Summary Proxy Voting Guidelines General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats. Shareholder Engagement Policy (Shareholder Advisory Committee) General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate: › Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board; Effectively disclosed information with respect to this structure to its shareholders; Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and The company has an independent chairman or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders. › › › Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors: › › › › › › › Long-term financial performance of the company relative to its industry; Management’s track record; Background to the contested election; Nominee qualifications and any compensatory arrangements; Strategic plan of dissident slate and quality of the critique against management; Likelihood that the proposed goals and objectives can be achieved (both slates); and Stock ownership positions. In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats). Vote-No Campaigns General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 23 of 72

2017 U.S. Summary Proxy Voting Guidelines 3. SHAREHOLDER RIGHTS & DEFENSES Advance Notice Requirements for Shareholder Proposals/Nominations General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review. To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline. In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals. Amend Bylaws without Shareholder Consent General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws. Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, takin g into account the following: › › › › Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements); The company's ownership structure and historical voting turnout; Whether the board could amend bylaws adopted by shareholders; and Whether shareholders would retain the ability to ratify any board-initiated amendments. Control Share Acquisition Provisions Control share acquisition statutes function by denying shares their voting rights when they contribute to ownersh ip in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares. General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote against proposals to amend the charter to include control share acquisition provisions. Vote for proposals to restore voting rights to the control shares. Control Share Cash-Out Provisions Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 24 of 72

2017 U.S. Summary Proxy Voting Guidelines General Recommendation: Vote for proposals to opt out of control share cash-out statutes. Disgorgement Provisions Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture - of-profits provisions. General Recommendation: Vote for proposals to opt out of state disgorgement provisions. Fair Price Provisions General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. Freeze-Out Provisions General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company. Greenmail Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments. Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions) Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation. General Recommendation: Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as: Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 25 of 72

2017 U.S. Summary Proxy Voting Guidelines › › The company's stated rationale for adopting such a provision; Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation; The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections. › › Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful). Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under ISS' policy on Unilateral Bylaw/Charter Amendments. Net Operating Loss (NOL) Protective Amendments General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL. Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL: › The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder); The value of the NOLs; Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL); The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and Any other factors that may be applicable. › › › › Poison Pills (Shareholder Rights Plans) Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either: › › Shareholders have approved the adoption of the plan; or The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate. If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 26 of 72

2017 U.S. Summary Proxy Voting Guidelines Management Proposals to Ratify a Poison Pill General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes: › › › › No lower than a 20 percent trigger, flip-in or flip-over; A term of no more than three years; No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill; Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill. In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns. Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs) General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL. Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL: › › › The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent); The value of the NOLs; Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs); The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and Any other factors that may be applicable. › › Proxy Voting Disclosure, Confidentiality, and Tabulation General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology. While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include: › › The scope and structure of the proposal; The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting; The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results; Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear; Any recent controversies or concerns related to the company's proxy voting mechanics; Any unintended consequences resulting from implementation of the proposal; and › › › › Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 27 of 72

2017 U.S. Summary Proxy Voting Guidelines › Any other factors that may be relevant. Reimbursing Proxy Solicitation Expenses General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election. Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply: › › › › The election of fewer than 50 percent of the directors to be elected is contested in the election; One or more of the dissident’s candidates is elected; Shareholders are not permitted to cumulate their votes for directors; and The election occurred, and the expenses were incurred, after the adoption of this bylaw. Reincorporation Proposals General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following: › › › Reasons for reincorporation; Comparison of company's governance practices and provisions prior to and following the reincorporation; and Comparison of corporation laws of original state and destination state. Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes. Shareholder Ability to Act by Written Consent General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent. Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors: › › › › › Shareholders' current right to act by written consent; The consent threshold; The inclusion of exclusionary or prohibitive language; Investor ownership structure; and Shareholder support of, and management's response to, previous shareholder proposals. Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions: Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 28 of 72

2017 U.S. Summary Proxy Voting Guidelines An unfettered7 right for shareholders to call special meetings at a 10 percent threshold; A majority vote standard in uncontested director elections; No non-shareholder-approved pill; and An annually elected board. › › › › Shareholder Ability to Call Special Meetings General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings. Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors: › › › › › Shareholders’ current right to call special meetings; Minimum ownership threshold necessary to call special meetings (10 percent preferred); The inclusion of exclusionary or prohibitive language; Investor ownership structure; and Shareholder support of, and management’s response to, previous shareholder proposals. Stakeholder Provisions General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination. State Antitakeover Statutes General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions). Supermajority Vote Requirements General Recommendation: Vote against proposals to require a supermajority shareholder vote. Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account: › › › Ownership structure; Quorum requirements; and Vote requirements. ----------------------7 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 29 of 72

2017 U.S. Summary Proxy Voting Guidelines 4. CAPITAL/RESTRUCTURING Capital Adjustments to Par Value of Common Stock General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action. Vote for management proposals to eliminate par value. Common Stock Authorization General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support. Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights. Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally. Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following: › Past Board Performance: › The company's use of authorized shares during the last three years; › The Current Request: › › Disclosure in the proxy statement of the specific purposes of the proposed increase; Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns. › ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need): A. B. Most companies: 100 percent of existing authorized shares. Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares. Companies with one-and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares. Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares. C. D. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 30 of 72

2017 U.S. Summary Proxy Voting Guidelines If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above. Dual Class Structure General Recommendation: Generally vote against proposals to create a new class of common stock unless: › The company discloses a compelling rationale for the dual-class capital structure, such as: › The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or The new class of shares will be transitory; › › The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and The new class is not designed to preserve or increase the voting power of an insider or significant shareholder. › Issue Stock for Use with Rights Plan General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill). Preemptive Rights General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration: › › › The size of the company; The shareholder base; and The liquidity of the stock. Preferred Stock Authorization General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warra nts support. Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights. Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following: › Past Board Performance: › The company's use of authorized preferred shares during the last three years; › The Current Request: › › Disclosure in the proxy statement of the specific purposes for the proposed increase; Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 31 of 72

2017 U.S. Summary Proxy Voting Guidelines › In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes. › Recapitalization Plans General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: › › › › › › › More simplified capital structure; Enhanced liquidity; Fairness of conversion terms; Impact on voting power and dividends; Reasons for the reclassification; Conflicts of interest; and Other alternatives considered. Reverse Stock Splits General Recommendation: Vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote against proposals when there is not a proportionate reduction of authorized shares, unless: › › A stock exchange has provided notice to the company of a potential delisting; or The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy. Share Repurchase Programs General Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Stock Distributions: Splits and Dividends General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy. Tracking Stock General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as: › › › › › › › Adverse governance changes; Excessive increases in authorized capital stock; Unfair method of distribution; Diminution of voting rights; Adverse conversion features; Negative impact on stock option plans; and Alternatives such as spin-off. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 32 of 72

2017 U.S. Summary Proxy Voting Guidelines Restructuring Appraisal Rights General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal. Asset Purchases General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors: › › › › › › › Purchase price; Fairness opinion; Financial and strategic benefits; How the deal was negotiated; Conflicts of interest; Other alternatives for the business; Non-completion risk. Asset Sales General Recommendation: Vote case-by-case on asset sales, considering the following factors: › › › › › › › › Impact on the balance sheet/working capital; Potential elimination of diseconomies; Anticipated financial and operating benefits; Anticipated use of funds; Value received for the asset; Fairness opinion; How the deal was negotiated; Conflicts of interest. Bundled Proposals General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals. Conversion of Securities General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved. Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 33 of 72

2017 U.S. Summary Proxy Voting Guidelines General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating: › › Dilution to existing shareholders' positions; Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy; Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital; Management's efforts to pursue other alternatives; Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and Conflict of interest - arm's length transaction, managerial incentives. › › › › Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved. Formation of Holding Company General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following: › › › › › The reasons for the change; Any financial or tax benefits; Regulatory benefits; Increases in capital structure; and Changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following: › › Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or Adverse changes in shareholder rights. Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs) General Recommendation: Vote case-by-case on going private transactions, taking into account the following: › › › › › › Offer price/premium; Fairness opinion; How the deal was negotiated; Conflicts of interest; Other alternatives/offers considered; and Non-completion risk. Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration: › Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock); Balanced interests of continuing vs. cashed-out shareholders, taking into account the following: › › › Are all shareholders able to participate in the transaction? Will there be a liquid market for remaining shareholders following the transaction? Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 34 of 72

2017 U.S. Summary Proxy Voting Guidelines › › › Does the company have strong corporate governance? Will insiders reap the gains of control following the proposed transaction? Does the state of incorporation have laws requiring continued reporting that may benefit shareholders? Joint Ventures General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following: › › › › › › › Percentage of assets/business contributed; Percentage ownership; Financial and strategic benefits; Governance structure; Conflicts of interest; Other alternatives; and Non-completion risk. Liquidations General Recommendation: Vote case-by-case on liquidations, taking into account the following: › › › Management’s efforts to pursue other alternatives; Appraisal value of assets; and The compensation plan for executives managing the liquidation. Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved. Mergers and Acquisitions General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including: › Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale. Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal. Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions. Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value. Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists. › › › › Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 35 of 72

2017 U.S. Summary Proxy Voting Guidelines › Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governan ce. Private Placements/Warrants/Convertible Debentures General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration: › Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event. › Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy): › The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement. › When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance. › Financial issues: › › › › › › The company's financial condition; Degree of need for capital; Use of proceeds; Effect of the financing on the company's cost of capital; Current and proposed cash burn rate; Going concern viability and the state of the capital and credit markets. › Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company. › Control issues: › › › › › › › Change in management; Change in control; Guaranteed board and committee seats; Standstill provisions; Voting agreements; Veto power over certain corporate actions; and Minority versus majority ownership and corresponding minority discount or majority control premium. › Conflicts of interest: › › Conflicts of interest should be viewed from the perspective of the company and the investor. Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests? Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 36 of 72

2017 U.S. Summary Proxy Voting Guidelines › Market reaction: › The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price. Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved. Reorganization/Restructuring Plan (Bankruptcy) General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to: › › › Estimated value and financial prospects of the reorganized company; Percentage ownership of current shareholders in the reorganized company; Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee); The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s); Existence of a superior alternative to the plan of reorganization; and Governance of the reorganized company. › › › Special Purpose Acquisition Corporations (SPACs) General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following: › Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity. Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price. Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date. Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors. Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 perecnt of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe. Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights? Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger? › › › › › › Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 37 of 72

2017 U.S. Summary Proxy Voting Guidelines Spin-offs General Recommendation: Vote case-by-case on spin-offs, considering: › › › › › › › › › Tax and regulatory advantages; Planned use of the sale proceeds; Valuation of spinoff; Fairness opinion; Benefits to the parent company; Conflicts of interest; Managerial incentives; Corporate governance changes; Changes in the capital structure. Value Maximization Shareholder Proposals General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by: › › › Hiring a financial advisor to explore strategic alternatives; Selling the company; or Liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: › › › › › Prolonged poor performance with no turnaround in sight; Signs of entrenched board and management (such as the adoption of takeover defenses); Strategic plan in place for improving value; Likelihood of receiving reasonable value in a sale or dissolution; and The company actively exploring its strategic options, including retaining a financial advisor. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 38 of 72

2017 U.S. Summary Proxy Voting Guidelines 5. COMPENSATION Executive Pay Evaluation Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs: 1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs; Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation; Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed); Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly; Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices. 2. 3. 4. 5. Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay) General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation. Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay or “MSOP”) if: › › › There is a significant misalignment between CEO pay and company performance (pay for performance); The company maintains significant problematic pay practices; The board exhibits a significant level of poor communication and responsiveness to shareholders. Vote against or withhold from the members of the Compensation Committee and potentially the full board if: › There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof; The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast; The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or The situation is egregious. › › › Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 39 of 72

2017 U.S. Summary Proxy Voting Guidelines Primary Evaluation Factors for Executive Pay Pay-for-Performance Evaluation ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices8, this analysis considers the following: 1.Peer Group9 Alignment: ›The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period. ›The multiple of the CEO's total pay relative to the peer group median. 2.Absolute Alignment10 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period. If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests: › › › › › The ratio of performance-to time-based equity awards; The overall ratio of performance-based compensation; The completeness of disclosure and rigor of performance goals; The company's peer group benchmarking practices; Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers; Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards); Realizable pay11 compared to grant pay; and Any other factors deemed relevant. › › › Problematic Pay Practices The focus is on executive compensation practices that contravene the global pay principles, including: › › Problematic practices related to non-performance-based compensation elements; Incentives that may motivate excessive risk-taking; and ----------------------8 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities. 9 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant. 10 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis. 11 ISS research reports include realizable pay for S&P1500 companies. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 40 of 72

2017 U.S. Summary Proxy Voting Guidelines › Options backdating. Problematic Pay Practices related to Non-Performance-Based Compensation Elements Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations: › Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options); Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting; New or extended agreements that provide for: › › › › CIC payments exceeding 3 times base salary and average/target/most recent bonus; CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers); CIC payments with excise tax gross-ups (including "modified" gross-ups); › › Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible. Incentives that may Motivate Excessive Risk-Taking › › › › › › Multi-year guaranteed bonuses; A single or common performance metric used for short-and long-term plans; Lucrative severance packages; High pay opportunities relative to industry peers; Disproportionate supplemental pensions; or Mega annual equity grants that provide unlimited upside with no downside risk. Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines. Options Backdating The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud: › › › › Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes; Duration of options backdating; Size of restatement due to options backdating; Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future. › Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 41 of 72

2017 U.S. Summary Proxy Voting Guidelines Compensation Committee Communications and Responsiveness Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues: › › Failure to respond to majority-supported shareholder proposals on executive pay topics; or Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account: › The company's response, including: › Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support; Specific actions taken to address the issues that contributed to the low level of support; Other recent compensation actions taken by the company; › › › › › Whether the issues raised are recurring or isolated; The company's ownership structure; and Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness. Frequency of Advisory Vote on Executive Compensation ("Say When on Pay") General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs. Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements. Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s): › › › › › › Single-or modified-single-trigger cash severance; Single-trigger acceleration of unvested equity awards; Excessive cash severance (>3x base salary and bonus); Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups); Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. › Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized. In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 42 of 72

2017 U.S. Summary Proxy Voting Guidelines Equity-Based and Other Incentive Plans General Recommendation: Vote case-by-case on certain equity-based compensation plans12 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars: › Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both: › SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and SVT based only on new shares requested plus shares remaining for future grants. › › Plan Features: › › › › › Automatic single-triggered award vesting upon a change in control (CIC); Discretionary vesting authority; Liberal share recycling on various award types; Lack of minimum vesting period for grants made under the plan; Dividends payable prior to award vesting. › Grant Practices: › › › The company’s three-year burn rate relative to its industry/market cap peers; Vesting requirements in most recent CEO equity grants (3-year look-back); The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years); The proportion of the CEO's most recent equity grants/awards subject to performance conditions; Whether the company maintains a claw-back policy; Whether the company has established post-exercise/vesting share-holding requirements. › › › Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors apply: › › Awards may vest in connection with a liberal change-of-control definition; The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies); The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or Any other plan features are determined to have a significant negative impact on shareholder interests. › › Further Information on certain EPSC Factors: ----------------------12 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 43 of 72

ISS
2017 U.S. Summary Proxy Voting Guidelines

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders' equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers' historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company's benchmark.[13]

Three-Year Burn Rate

Burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year's burn-rate benchmark.

2017 Burn-Rate Benchmarks

S&P500				
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
10	Energy	1.08%	0.50%	2.00%
15	Materials	1.06%	0.50%	2.00%
20	Industrials	1.27%	0.65%	2.00%
25	Consumer Discretionary	1.41%	0.83%	2.24%
30	Consumer Staples	1.22%	0.59%	2.00%
35	Health Care	1.81%	0.75%	2.56%
40	Financials	1.93%	1.49%	3.43%
45	Information Technology	2.99%	1.48%	4.48%
50	Telecommunication Services	1.18%	0.79%	2.00%
55	Utilities	0.68%	0.33%	2.00%

[13] For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2017 ISS | Institutional Shareholder Services
44 of 72

2017 U.S. Summary Proxy Voting Guidelines Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 45 of 72 60 Real Estate 0.88% 0.82% 2.00%

2017 U.S. Summary Proxy Voting Guidelines

Russell 3000 (excluding the S&P500)				
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
1010	Energy	1.81%	1.25%	3.07%
1510	Materials	1.59%	1.27%	2.86%
2010	Capital Goods	1.80%	1.19%	2.99%
2020	Commercial & Professional Services	2.56%	1.58%	4.14%
2030	Transportation	1.72%	1.28%	3.01%
2510	Automobiles & Components	2.37%	1.35%	3.72%
2520	Consumer Durables & Apparel	2.31%	1.44%	3.75%
2530	Consumer Services	2.47%	1.55%	4.02%
2540	Media	2.34%	1.87%	4.21%
2550	Retailing	2.43%	1.84%	4.27%
3010	Food & Retailing Staples	1.95%	1.38%	3.33%
3020	Food, Beverage & Tobacco	1.40%	0.85%	2.24%
3030	Household & Personal Goods	2.83%	1.85%	4.68%
3510	Health Care Equipment & Services	3.46%	1.93%	5.38%
3520	Pharmaceuticals & Biotechnology	4.17%	2.36%	6.53%
4010	Banks	1.62%	1.33%	2.94%
4020	Diversified Financials	3.92%	4.44%	8.35%
4030	Insurance	1.97%	1.70%	3.67%
4510	Software & Services	5.70%	3.01%	8.71%
4520	Technology Hardware & Equipment	3.66%	2.47%	6.13%
4530	Semiconductor Equipment	4.87%	2.79%	7.66%
5010	Telecommunication Services	3.04%	2.08%	5.12%
5510	Utilities	0.93%	0.86%	2.00% *
6010	Real Estate	1.42%	1.14%	2.55%

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2017 ISS | Institutional Shareholder Services
46 of 72

ISS
2017 U.S. Summary Proxy Voting Guidelines

Non-Russell 3000					
GICS	Description	Mean	Standard Deviation	Industry Benchmark*	
1010	Energy	3.15%	3.73%	6.89%	
1510	Materials	3.01%	2.71%	5.72%	
2010	Capital Goods	3.05%	2.74%	5.79%	
2020	Commercial & Professional Services	3.73%	3.66%	7.40%	
2030	Transportation	1.75%	2.75%	4.51%	
2510	Automobiles & Components	2.18%	2.06%	4.23%	
2520	Consumer Durables & Apparel	2.84%	2.26%	5.10%	
2530	Consumer Services	2.39%	1.60%	3.98%	
2540	Media	3.63%	3.52%	7.15%	
2550	Retailing	3.68%	2.35%	6.02%	
3010, 3020, 3030	Consumer Staples	3.14%	2.58%	5.72%	
3510	Health Care Equipment & Services	4.43%	3.23%	7.66%	
3520	Pharmaceuticals & Biotechnology	4.92%	3.25%	8.17%	
4010, 4020, 4030	Financials	2.18%	2.44%	4.62%	
4510	Software & Services	5.84%	4.69%	10.22%	*
4520	Technology Hardware & Equipment	4.34%	3.48%	7.82%	
4530	Semiconductor Equipment	3.78%	2.31%	6.08%	
5010	Telecommunication Services	4.64%	4.04%	8.68%	
5510	Utilities	1.35%	1.18%	2.83%	*
6010	Real Estate	1.75%	1.32%	3.07%	

**The benchmark is generally the Mean + Standard Deviation, subject to minimum benchmark of 2%. In addition, year-over-year burn-rate benchmark changes are limited to a maximum of two (2) percentage points plus or minus the prior year's burn-rate benchmark.*

A premium (multiplier) is applied on full-value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2017 ISS | Institutional Shareholder Services
47 of 72

2017 U.S. Summary Proxy Voting Guidelines Egregious Factors Liberal Change in Control Definition Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language. Repricing Provisions Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" includes the ability to do any of the following: › › Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs; Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs. Also, vote against or withhold from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan. Vote against plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so. Problematic Pay Practices or Significant Pay-for-Performance Disconnect If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan. If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, ISS may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to: › › › Magnitude of pay misalignment; Contribution of non-performance-based equity grants to overall pay; and The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level. Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m)) General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans. Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal: › › Addresses administrative features only; or Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per IS S’ Categoriza tio n o f Dir ecto rs . Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below). Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 48 of 72

2017 U.S. Summary Proxy Voting Guidelines Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal: › Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per ISS’ Categoriza tio n o f Dir ecto rs . Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes. Vote case-by-case on all other proposals to amend equity incentive plans, considering the following: › If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments. If the plan is being presented to shareholders for the first time after the company's IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments. If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes. › › In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration. Specific Treatment of Certain Award Types in Equity Plan Evaluations Dividend Equivalent Rights Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured. Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs) For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis. Other Compensation Plans 401(k) Employee Benefit Plans General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees. Employee Stock Ownership Plans (ESOPs) General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 49 of 72

2017 U.S. Summary Proxy Voting Guidelines shares). Employee Stock Purchase Plans—Qualified Plans General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply: › › › Purchase price is at least 85 percent of fair market value; Offering period is 27 months or less; and The number of shares allocated to the plan is 10 percent or less of the outstanding shares. Vote against qualified employee stock purchase plans where any of the following apply: › › › Purchase price is less than 85 percent of fair market value; or Offering period is greater than 27 months; or The number of shares allocated to the plan is more than ten percent of the outstanding shares. Employee Stock Purchase Plans—Non-Qualified Plans General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features: › Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company); Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary; Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and No discount on the stock price on the date of purchase since there is a company matching contribution. › › › Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap. Option Exchange Programs/Repricing Options General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration: › Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term; Rationale for the re-pricing--was the stock price decline beyond management's control?; Is this a value-for-value exchange?; Are surrendered stock options added back to the plan reserve?; Option vesting--does the new option vest immediately or is there a black-out period?; Term of the option--the term should remain the same as that of the replaced option; Exercise price--should be set at fair market or a premium to market; Participants--executive officers and directors should be excluded. › › › › › › › If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 50 of 72

2017 U.S. Summary Proxy Voting Guidelines In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential against vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short -term downward price movements. Similarly, the exercise price of surrendered options should be above the 52 -week high for the stock price. Vote for shareholder proposals to put option repricings to a shareholder vote. Stock Plans in Lieu of Cash General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock. Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange. Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Transfer Stock Option (TSO) Programs General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval. Vote case-by-case on one-time transfers. Vote for if: › › Executive officers and non-employee directors are excluded from participating; Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants. › Additionally, management should provide a clear explanation of why options are being transferred to a third -party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term. Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following: › › › › › › Eligibility; Vesting; Bid-price; Term of options; Cost of the program and impact of the TSOs on company’s total option expense; and Option repricing policy. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 51 of 72

2017 U.S. Summary Proxy Voting Guidelines Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable. Director Compensation Shareholder Ratification of Director Pay Programs General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors: › If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and An assessment of the following qualitative factors: › › › › › › › › › The relative magnitude of director compensation as compared to companies of a similar profile; The presence of problematic pay practices relating to director compensation; Director stock ownership guidelines and holding requirements; Equity award vesting schedules; The mix of cash and equity-based compensation; Meaningful limits on director compensation; The availability of retirement benefits or perquisites; and The quality of disclosure surrounding director compensation. Equity Plans for Non-Employee Directors General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on: › The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; The company’s three-year burn rate relative to its industry/market cap peers; and The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk). › › On occasion, director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors: › › › › › › › › The relative magnitude of director compensation as compared to companies of a similar profile; The presence of problematic pay practices relating to director compensation; Director stock ownership guidelines and holding requirements; Equity award vesting schedules; The mix of cash and equity-based compensation; Meaningful limits on director compensation; The availability of retirement benefits or perquisites; and The quality of disclosure surrounding director compensation. Non-Employee Director Retirement Plans General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 52 of 72

2017 U.S. Summary Proxy Voting Guidelines Shareholder Proposals on Compensation Adopt Anti-Hedging/Pledging/Speculative Investments Policy General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered. Bonus Banking/Bonus Banking “Plus” General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors: › › The company’s past practices regarding equity and cash compensation; Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and Whether the company has a rigorous claw-back policy in place. › Compensation Consultants—Disclosure of Board or Company’s Utilization General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid. Disclosure/Setting Levels or Types of Compensation for Executives and Directors General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not p ut the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors. Vote against shareholder proposals requiring director fees be paid in stock only. Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal. Golden Coffins/Executive Death Benefits Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 53 of 72

2017 U.S. Summary Proxy Voting Guidelines General Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible. Hold Equity Past Retirement or for a Significant Period of Time General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account: › › › The percentage/ratio of net shares required to be retained; The time period required to retain the shares; Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements; Whether the company has any other policies aimed at mitigating risk taking by executives; Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus. › › › Non-Deductible Compensation General Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while consider ing the company’s existing disclosure practices. Pay Disparity General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered: › The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity; If any problematic pay practices or pay-for-performance concerns have been identified at the company; and The level of shareholder support for the company's pay programs. › › Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay. Pay for Performance/Performance-Based Awards General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps: › First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 54 of 72

2017 U.S. Summary Proxy Voting Guidelines proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards. › Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance -based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test. In general, vote for the shareholder proposal if the company does not meet both of the above two steps. Pay for Superior Performance General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles: › Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median; Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards; Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan; Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies; Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance. › › › › Consider the following factors in evaluating this proposal: › › What aspects of the company’s annual and long-term equity incentive programs are performance driven? If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group? Can shareholders assess the correlation between pay and performance based on the current disclosure? What type of industry and stage of business cycle does the company belong to? › › Pre-Arranged Trading Plans (10b5-1 Plans) General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include: › › Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K; Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board; Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan; Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan; An executive may not trade in company stock outside the 10b5-1 Plan; Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive. › › › › Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 55 of 72

2017 U.S. Summary Proxy Voting Guidelines Prohibit CEOs from Serving on Compensation Committees General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee. Recoupment of Incentive or Stock Compensation in Specified Circumstances General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact. In considering whether to support such shareholder proposals, ISS will take into consideration the following factors: › › If the company has adopted a formal recoupment policy; The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation; Whether the company has chronic restatement history or material financial problems; Whether the company’s policy substantially addresses the concerns raised by the proponent; Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or Any other relevant factors. › › › › Severance Agreements for Executives/Golden Parachutes General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following: › › The triggering mechanism should be beyond the control of management; The amount should not exceed three times base amount (defined as the average annual taxable W -2 compensation during the five years prior to the year in which the change of control occurs); Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure. › Share Buyback Holding Periods Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 56 of 72

2017 U.S. Summary Proxy Voting Guidelines General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks. Supplemental Executive Retirement Plans (SERPs) General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits. Tax Gross-Up Proposals General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy. Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity. The following factors will be considered: › The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.); Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements. › Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control). Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 57 of 72

2017 U.S. Summary Proxy Voting Guidelines 6. SOCIAL/ENVIRONMENTAL ISSUES Global Approach Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term. General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered: › If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation; If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal; Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive; The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal; If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage. › › › › › Endorsement of Principles General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company. Animal Welfare Animal Welfare Policies General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless: › › › The company has already published a set of animal welfare standards and monitors compliance; The company’s standards are comparable to industry peers; and There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers' treatment of animals. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 58 of 72

2017 U.S. Summary Proxy Voting Guidelines Animal Testing General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless: › › The company is conducting animal testing programs that are unnecessary or not required by regulation; The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or There are recent, significant fines or litigation related to the company’s treatment of animals. › Animal Slaughter General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard. Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company. Consumer Issues Genetically Modified Ingredients General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities. Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account: › › The potential impact of such labeling on the company's business; The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and Company’s current disclosure on the feasibility of GE product labeling. › Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community. Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations. Reports on Potentially Controversial Business/Financial Practices General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account: › › › › Whether the company has adequately disclosed mechanisms in place to prevent abuses; Whether the company has adequately disclosed the financial risks of the products/practices in question; Whether the company has been subject to violations of related laws or serious controversies; and Peer companies’ policies/practices in this area. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 59 of 72

2017 U.S. Summary Proxy Voting Guidelines Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices. Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering: › › › › › › › The potential for reputational, market, and regulatory risk exposure; Existing disclosure of relevant policies; Deviation from established industry norms; Relevant company initiatives to provide research and/or products to disadvantaged consumers; Whether the proposal focuses on specific products or geographic regions; The potential burden and scope of the requested report; Recent significant controversies, litigation, or fines at the company. Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed. Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers. Product Safety and Toxic/Hazardous Materials General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless: › The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report; The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and The company has not been recently involved in relevant significant controversies, fines, or litigation. › › Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering: › The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms; Current regulations in the markets in which the company operates; and Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company. › › Generally vote against resolutions requiring that a company reformulate its products. Tobacco-Related Proposals General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering: › Recent related fines, controversies, or significant litigation; Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 60 of 72

2017 U.S. Summary Proxy Voting Guidelines › › › Whether the company complies with relevant laws and regulations on the marketing of tobacco; Whether the company’s advertising restrictions deviate from those of industry peers; Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and Whether restrictions on marketing to youth extend to foreign countries. › Vote case-by-case on proposals regarding second-hand smoke, considering; › › Whether the company complies with all laws and regulations; The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and The risk of any health-related liabilities. › Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers. Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities. Climate Change Climate Change/Greenhouse Gas (GHG) Emissions General Recommendation: Generally vote for resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering: › Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities; The company’s level of disclosure is at least comparable to that of industry peers; and There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance. › › Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless: › The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities; The company's level of disclosure is comparable to that of industry peers; and There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions. › › Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account: › › › › Whether the company provides disclosure of year-over-year GHG emissions performance data; Whether company disclosure lags behind industry peers; The company's actual GHG emissions performance; The company's current GHG emission policies, oversight mechanisms, and related initiatives; and Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 61 of 72

2017 U.S. Summary Proxy Voting Guidelines › Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions. Energy Efficiency General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless: › The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or The proponent requests adoption of specific energy efficiency goals within specific timelines. › Renewable Energy General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business. Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company. Generally vote against proposals that call for the adoption of renewable energy goals, taking into account: › › › The scope and structure of the proposal; The company's current level of disclosure on renewable energy use and GHG emissions; and The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks. Diversity Board Diversity General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless: › The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company. › Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account: › The degree of existing gender and racial minority diversity on the company’s board and among its executive officers; The level of gender and racial minority representation that exists at the company’s industry peers; The company’s established process for addressing gender and racial minority board representation; Whether the proposal includes an overly prescriptive request to amend nominating committee charter language; The independence of the company’s nominating committee; Whether the company uses an outside search firm to identify potential director nominees; and Whether the company has had recent controversies, fines, or litigation regarding equal employment practices. › › › › › › Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 62 of 72

2017 U.S. Summary Proxy Voting Guidelines Equality of Opportunity General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless: › › › The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner; The company already publicly discloses comprehensive workforce diversity data; and The company has no recent significant EEO-related violations or litigation. Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company. Gender Identity, Sexual Orientation, and Domestic Partner Benefits General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome. Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company. Environment and Sustainability Facility and Workplace Safety General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account: › The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms; The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks; Recent significant controversies, fines, or violations related to workplace health and safety; and The company's workplace health and safety performance relative to industry peers. › › › Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering: › › The company’s compliance with applicable regulations and guidelines; The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities. › General Environmental Proposals and Community Impact Assessments General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering: › Current disclosure of applicable policies and risk assessment report(s) and risk management procedures; Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 63 of 72

2017 U.S. Summary Proxy Voting Guidelines › The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations; The nature, purpose, and scope of the company’s operations in the specific region(s); The degree to which company policies and procedures are consistent with industry norms; and The scope of the resolution. › › › Hydraulic Fracturing General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering: › › › › The company's current level of disclosure of relevant policies and oversight mechanisms; The company's current level of such disclosure relative to its industry peers; Potential relevant local, state, or national regulatory developments; and Controversies, fines, or litigation related to the company's hydraulic fracturing operations. Operations in Protected Areas General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless: › › › Operations in the specified regions are not permitted by current laws or regulations; The company does not currently have operations or plans to develop operations in these protected regions; or The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers. Recycling General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account: › › › › › The nature of the company’s business; The current level of disclosure of the company's existing related programs; The timetable and methods of program implementation prescribed by the proposal; The company’s ability to address the issues raised in the proposal; and How the company's recycling programs compare to similar programs of its industry peers. Sustainability Reporting General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless: › The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame. › Water Issues General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account: › The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics; Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 64 of 72

2017 U.S. Summary Proxy Voting Guidelines › Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations; The potential financial impact or risk to the company associated with water-related concerns or issues; and Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers. › › General Corporate Issues Charitable Contributions General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company. Data Security, Privacy, and Internet Issues General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering: › The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship; Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet; The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications; Applicable market-specific laws or regulations that may be imposed on the company; and Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship. › › › › Environmental, Social, and Governance (ESG) Compensation-Related Proposals General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering: › › The scope and prescriptive nature of the proposal; Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues; Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance; The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and The company's current level of disclosure regarding its environmental and social performance. › › › Human Rights, Labor Issues, and International Operations Human Rights Proposals General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 65 of 72

2017 U.S. Summary Proxy Voting Guidelines Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering: › › › › › The degree to which existing relevant policies and practices are disclosed; Whether or not existing relevant policies are consistent with internationally recognized standards; Whether company facilities and those of its suppliers are monitored and how; Company participation in fair labor organizations or other internationally recognized human rights initiatives; Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse; Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers; The scope of the request; and Deviation from industry sector peer company standards and practices. › › › Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering: › The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms; The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns; Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and Whether the proposal is unduly burdensome or overly prescriptive. › › › Operations in High Risk Markets General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account: › The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption; Current disclosure of applicable risk assessment(s) and risk management procedures; Compliance with U.S. sanctions and laws; Consideration of other international policies, standards, and laws; and Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets. › › › › Outsourcing/Offshoring General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering: › › › Controversies surrounding operations in the relevant market(s); The value of the requested report to shareholders; The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and The company’s existing human rights standards relative to industry peers. › Weapons and Military Sales Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 66 of 72

2017 U.S. Summary Proxy Voting Guidelines General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales. Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business. Political Activities Lobbying General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering: › › The company’s current disclosure of relevant lobbying policies, and management and board oversight; The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities. › Political Contributions General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering: › The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes; The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and Recent significant controversies, fines, or litigation related to the company's political contributions or political activities. › › Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage. Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders. Political Ties General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as: › There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion. › Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 67 of 72

2017 U.S. Summary Proxy Voting Guidelines 7. MUTUAL FUND PROXIES Election of Directors General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee. Converting Closed-end Fund to Open-end Fund General Recommendation: Vote case-by-case on conversion proposals, considering the following factors: › › › › Past performance as a closed-end fund; Market in which the fund invests; Measures taken by the board to address the discount; and Past shareholder activism, board activity, and votes on related proposals. Proxy Contests General Recommendation: Vote case-by-case on proxy contests, considering the following factors: › › › › › › › › › Past performance relative to its peers; Market in which the fund invests; Measures taken by the board to address the issues; Past shareholder activism, board activity, and votes on related proposals; Strategy of the incumbents versus the dissidents; Independence of directors; Experience and skills of director candidates; Governance profile of the company; Evidence of management entrenchment. Investment Advisory Agreements General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors: › › › › › › Proposed and current fee schedules; Fund category/investment objective; Performance benchmarks; Share price performance as compared with peers; Resulting fees relative to peers; Assignments (where the advisor undergoes a change of control). Approving New Classes or Series of Shares General Recommendation: Vote for the establishment of new classes or series of shares. Preferred Stock Proposals General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors: › Stated specific financing purpose; Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 68 of 72

2017 U.S. Summary Proxy Voting Guidelines › › Possible dilution for common shares; Whether the shares can be used for antitakeover purposes. 1940 Act Policies General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors: › › › › Potential competitiveness; Regulatory developments; Current and potential returns; and Current and potential risk. Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation. Changing a Fundamental Restriction to a Nonfundamental Restriction General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors: › › › The fund's target investments; The reasons given by the fund for the change; and The projected impact of the change on the portfolio. Change Fundamental Investment Objective to Nonfundamental General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental. Name Change Proposals General Recommendation: Vote case-by-case on name change proposals, considering the following factors: › › › Political/economic changes in the target market; Consolidation in the target market; and Current asset composition. Change in Fund's Subclassification General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors: › › › › Potential competitiveness; Current and potential returns; Risk of concentration; Consolidation in target industry. Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if: Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 69 of 72

2017 U.S. Summary Proxy Voting Guidelines › The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940; The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and The company has demonstrated responsible past use of share issuances by either: Outperforming peers in its 8-digit GICS group as measured by one-and three-year median TSRs; or Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders. › › › › Disposition of Assets/Termination/Liquidation General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors: › › › Strategies employed to salvage the company; The fund’s past performance; The terms of the liquidation. Changes to the Charter Document General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors: › › › › The degree of change implied by the proposal; The efficiencies that could result; The state of incorporation; Regulatory standards and implications. Vote against any of the following changes: › › › Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series; Removal of shareholder approval requirement for amendments to the new declaration of trust; Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act; Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares; Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements; Removal of shareholder approval requirement to change the domicile of the fund. › › › Changing the Domicile of a Fund General Recommendation: Vote case-by-case on re-incorporations, considering the following factors: › › › Regulations of both states; Required fundamental policies of both states; The increased flexibility available. Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 70 of 72

2017 U.S. Summary Proxy Voting Guidelines Distribution Agreements General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors: › › › › Fees charged to comparably sized funds with similar objectives; The proposed distributor’s reputation and past performance; The competitiveness of the fund in the industry; The terms of the agreement. Master-Feeder Structure General Recommendation: Vote for the establishment of a master-feeder structure. Mergers General Recommendation: Vote case-by-case on merger proposals, considering the following factors: › › › › Resulting fee structure; Performance of both funds; Continuity of management personnel; Changes in corporate governance and their impact on shareholder rights. Shareholder Proposals for Mutual Funds Establish Director Ownership Requirement General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. Reimburse Shareholder for Expenses Incurred General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses. Terminate the Investment Advisor General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors: › › › Performance of the fund’s Net Asset Value (NAV); The fund’s history of shareholder relations; The performance of other funds under the advisor’s management. Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 71 of 72

2017 U.S. Summary Proxy Voting Guidelines This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers. The Information has not been submitted to, nor received approval from, the United States Securi ties and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies. The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information. ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION. Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have an y liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits ), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited. The Global Leader In Corporate Governance www.issgovernance.com Enabling the financial community to manage governance risk for the benefit of shareholders. © 2017 ISS | Institutional Shareholder Services 72 of 72

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)

Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed on February 11, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(ii)	Registrant’s Certificate of Trust previously filed on July 9, 2013 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

(b) By-Laws. Registrant’s By-Laws previously filed on February 11, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Amended and Restated Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)

Amended and Restated Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(ii)

Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisory Services, LLC for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(iii)

Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(iv)

Amended and Restated Sub-Advisory Agreement between Forethought Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio previously filed on March 31, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 18, and hereby incorporated by reference.

(v)

Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(vi)

Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Pacific Investment Management Company LLC for the Global Atlantic PIMCO Tactical Allocation Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(vii)

Advisory Fee Waiver Agreement, as amended, between the Registrant and Global Atlantic Investment Advisors, LLC for the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio previously filed on April 28, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 30, and hereby incorporated by reference.

(viii)

Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for the Global Atlantic Wellington Research Managed Risk Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(ix)

Sub-Advisory Agreement between Forethought Investment Advisors, LLC and BlackRock Investment Management, LLC for the Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on March 31, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 18, and hereby incorporated by reference.

(x)

Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wilshire Associates Incorporated for the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global

Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(xi)

Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Motif Capital Management, Inc. for the Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio and Global Atlantic Motif Technological Innovations Portfolio previously filed on April 15, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 19, and hereby incorporated by reference.

(xii)

Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Financial Management, Inc. for the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(e) Underwriting Contracts. Underwriting Agreement previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custodian Agreement previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(h) Other Material Contracts.

i.	Fund Services Agreement previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

ii.

Amended and Restated Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio, Global Atlantic Motif Technological Innovations Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Global Allocation Portfolio previously filed on April 28, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 30, and hereby incorporated by reference.

iii.

Operating Expenses Limitation Agreement between the Registrant and Forethought Investment Advisors, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio previously filed on March 31, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 18, and hereby incorporated by reference.

(i) Legal Opinion and Consent is filed herewith.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Form of Subscription Agreement between the Registrant and the Initial Investor previously filed on April 23, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 9, and hereby incorporated by reference.

(m) Rule 12b-1 Plans.

(i)

Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1, as amended, previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(n) Rule 18f-3 Plan, as amended, previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i)

Code of Ethics for the Registrant and Global Atlantic Investment Advisors previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(ii)

Code of Ethics for Wellington Management Company LLP previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(iii)	Code of Ethics for Milliman Financial Risk Management LLC previously filed on October 17, 2013 in the Registrant’s Registration Statement on Form N-1A/A, and hereby incorporated by reference.

(iv)	Code of Ethics for Northern Lights Distributors, LLC previously filed on October 17, 2013 in the Registrant’s Registration Statement on Form N-1A/A, and hereby incorporated by reference.

(v)

Code of Ethics for Franklin Advisory Services, LLC previously filed on April 28, 2014 in the Registrant’s Registration Statement in Post-Effective Amendment No. 4, and hereby incorporated by reference.

(vi)

Code of Ethics for Goldman Sachs Asset Management, L.P. previously filed on February 11, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(vii)

Code of Ethics for Pacific Investment Management Company LLC previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(viii)	Code of Ethics for BlackRock Inc. previously filed on November 16, 2015 in the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(ix)

Code of Ethics for Wilshire Associates Incorporated previously filed on February 12, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(x)	Code of Ethics for Motif Capital Management, Inc. previously filed on July 29, 2016 in the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(q) Powers of Attorney.

(i)

Power of Attorney for the Registrant, and a certificate with respect thereto, and each trustee and principal executive and financial officer previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust, Section 8 of the Underwriting Agreement and Sections 4 and 5 of the Investment Advisory Agreement.  The various Sub-Advisory Agreements, on behalf of certain series of the Registrant (as specified therein), also contain indemnification provisions. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor and Sub-Advisor.

Besides serving as investment adviser to the Registrant and other client accounts, Global Atlantic Investment Advisors, LLC (“Global Atlantic Investment Advisors”), located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204 is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature. Information regarding the business, profession, vocation, or employment of a substantial nature of Forethought Variable Insurance Trust’s trustees and officers is hereby incorporated by reference to the information contained in the SAI and Part 1 of Global Atlantic Investment Advisors’ Form ADV, file number 801-78132, as filed with the SEC.

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Registrant, also acts as principal underwriter for the following investment companies: AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, Arrow Investments Trust, BlueArc Multi-Strategy Fund, Centerstone Investors Trust, CLA Strategic Allocation Fund, Copeland Trust, Equinox Funds Trust, Hays Series Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Chief Executive Officer and Secretary	None
William Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Advisers, Principal Underwriter, Administrator and Custodian at the addresses stated in the SAI.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Simsbury, State of Connecticut on the 28th day of April, 2017.

Forethought Variable Insurance Trust

By:	/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Name	Title	Date

/s/ Robert M. Arena, Jr.	Trustee and President (Principal Executive Officer)	April 28, 2017
Robert M. Arena, Jr.

/s/ Laura Szalyga	Treasurer (Principal Financial Officer)	April 28, 2017
Laura Szalyga

Joseph Breslin*	Trustee	April 28, 2017
Joseph Breslin

Mark Garbin*	Trustee	April 28, 2017
Mark Garbin

Mitchell E. Appel*	Trustee	April 28, 2017
Mitchell E. Appel

Kathleen Redgate*	Trustee	April 28, 2017
Kathleen Redgate

By:		Date:
	/s/ Robert M. Arena, Jr.	April 28, 2017

Robert M. Arena, Jr., President

*Attorney-in-Fact — Pursuant to Powers of Attorney previously filed on February 15, 2017 in the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

Exhibit Index

Legal Opinion and Consent	EX 99.28(i)
Consent of Independent Registered Public Accounting Firm	EX 99.28(j)